UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-04719
The GAMCO Westwood Funds
(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)
registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: September 30
Date of reporting period: March 31, 2011
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.
GAMCO WESTWOOD FUNDS
Mighty MitesSM Fund
SmallCap Equity Fund
Income Fund
Equity Fund

Balanced Fund
Intermediate Bond Fund
Semi Annual Report
March 31, 2011

GAMCO WESTWOOD FUNDS
(Unaudited)

	Class AAA Shares							Class A Shares
	Average Annual Returns – March 31, 2011 (a)							Average Annual Returns – March 31, 2011 (a)(b)(e)
						Current							Current
						Expense							Expense
						Ratio after							Ratio after
					Gross	Adviser	Maximum					Gross	Adviser	Maximum
				Since	Expense	Reimburse-	Sales				Since	Expense	Reimburse-	Sales
	1 Year	5 Year	10 Year	Inception	Ratio	ments	Charge	1 Year	5 Year	10 Year	Inception	Ratio	ments	Charge

Mighty MitesSM	24.64%	9.20%	10.75%	12.28%	1.58%	1.58%	None	19.37%	8.10%	10.08%	11.74%	1.83%	1.83%	4.00%
SmallCap Equity	32.39	6.71	5.73	7.75	1.99	1.50	None	26.84	5.60	5.13	7.31	2.24	1.75	4.00
Income	14.32	1.23	8.99	7.15	3.19	2.00	None	9.57	0.18	8.30	6.65	3.44	2.25	4.00
Equity	11.89	2.27	3.69	9.97	1.54	1.54	None	7.13	1.19	3.00	9.56	1.79	1.79	4.00
Balanced	9.09	3.69	4.45	8.75	1.24	1.24	None	4.34	2.58	3.76	8.25	1.49	1.49	4.00
Intermediate Bond	3.97	4.89	4.44	5.53	1.49	1.02	None	(0.32)	3.95	3.92	5.26	1.59	1.12	4.00

	Class B Shares							Class C Shares
	Average Annual Returns – March 31, 2011 (a)(c)(e)							Average Annual Returns – March 31, 2011 (a)(d)(e)
						Current							Current
						Expense							Expense
						Ratio after							Ratio after
					Gross	Adviser	Maximum					Gross	Adviser	Maximum
				Since	Expense	Reimburse-	Sales				Since	Expense	Reimburse-	Sales
	1 Year	5 Year	10 Year	Inception	Ratio	ments	Charge	1 Year	5 Year	10 Year	Inception	Ratio	ments	Charge

Mighty MitesSM	18.64%	8.09%	9.94%	11.64%	2.33%	2.33%	5.00%	22.67%	8.42%	9.97%	11.66%	2.33%	2.33%	1.00%
SmallCap Equity	26.45	5.61	4.96	7.19	2.74	2.25	5.00	30.48	5.94	4.92	7.16	2.74	2.25	1.00
Income	Class B Shares have been discontinued.							12.47	0.46	8.37	6.70	3.94	2.75	1.00
Equity	Class B Shares have been discontinued.							10.06	1.52	2.93	9.54	2.29	2.29	1.00
Balanced	3.20	2.52	3.65	8.22	1.99	1.99	5.00	7.27	2.92	3.71	8.25	1.99	1.99	1.00
Intermediate Bond	(1.82)	3.79	3.63	5.12	2.24	1.77	5.00	2.18	4.19	3.70	5.15	2.24	1.77	1.00

	Class I Shares
	Average Annual Returns – March 31, 2011 (a)(e)
						Current
						Expense
						Ratio after
					Gross	Adviser	Maximum
				Since	Expense	Reimburse-	Sales
	1 Year	5 Year	10 Year	Inception	Ratio	ments	Charge

Mighty MitesSM	24.89%	9.37%	10.84%	12.35%	1.33%	1.33%	None
SmallCap Equity	32.74	6.88	5.81	7.81	1.74	1.25	None
Income	14.77	1.41	9.09	7.23	2.94	1.75	None
Equity	12.19	2.46	3.79	10.01	1.29	1.29	None
Balanced	9.30	3.84	4.53	8.79	0.99	0.99	None
Intermediate Bond	4.22	5.05	4.52	5.57	1.24	0.77	None

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. For the SmallCap Equity, Income, and Intermediate Bond Funds (and for the Mighty MitesSM Fund through September 30, 2005), the Adviser reimbursed expenses to limit the expense ratio. Had such limitations not been in place, returns would have been lower. The contractual expense limitations are in effect through January 31, 2012 and are renewable annually by the Adviser. Current performance may be lower or higher than the performance data presented. Visit www.tetonadv.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Funds before investing. The prospectus contains information about this and other matters and should be read carefully before investing.

(b)	Includes the effect of the maximum 4.0% sales charge at the beginning of the period.

(c)	Assuming payment of the maximum contingent deferred sales charge (CDSC). The maximum CDSC for Class B Shares is 5% and is reduced to 0% after six years.

(d)	Assuming payment of the 1% maximum CDSC imposed on redemptions made within one year of purchase.

(e)	The performance of the Class AAA Shares is used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, Class C Shares, and Class I Shares. The performance for the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The performance for the Class I Shares would have been higher due to the lower expenses associated with this class of shares. The inception dates for the Class AAA Shares and the initial issuance dates for the Class A Shares, Class B Shares, Class C Shares, and Class I Shares after which shares remained continuously outstanding are listed below.

	Class AAA Shares	Class A Shares	Class B Shares	Class C Shares	Class I Shares
Mighty MitesSM	05/11/98	11/26/01	06/06/01	08/03/01	01/11/08
SmallCap Equity	04/15/97	11/26/01	03/27/01	11/26/01	01/11/08
Income	09/30/97	05/09/01	—	11/26/01	01/11/08
Equity	01/02/87	01/28/94	—	02/13/01	01/11/08
Balanced	10/01/91	04/06/93	03/27/01	09/25/01	01/11/08
Intermediate Bond	10/01/91	07/26/01	03/27/01	10/22/01	01/11/08

Morningstar® Ratings Based on Risk Adjusted returns as of March 31, 2011.

		Overall Rating		3 Year Rating		5 Year Rating		10 Year Rating
	Morningstar		# of		# of		# of		# of
FUND	Category	Stars	Funds	Stars	Funds	Stars	Funds	Stars	Funds

GAMCO Westwood Mighty MitesSM AAA	Small Blend	*****	577	*****	577	*****	487	*****	285
GAMCO Westwood Mighty MitesSM A	Small Blend	*****	577	*****	577	*****	487	*****	285
GAMCO Westwood Mighty MitesSM B	Small Blend	*****	577	*****	577	*****	487	*****	285
GAMCO Westwood Mighty MitesSM C	Small Blend	*****	577	*****	577	*****	487	*****	285
GAMCO Westwood Mighty MitesSM I	Small Blend	*****	577	*****	577	*****	487	*****	285
GAMCO Westwood SmallCap Equity AAA	Small Blend	**	577	***	577	****	487	*	285
GAMCO Westwood SmallCap Equity A	Small Blend	***	577	***	577	***	487	*	285
GAMCO Westwood SmallCap Equity I	Small Blend	***	577	***	577	****	487	*	285
GAMCO Westwood Income AAA	Large Value	****	1120	****	1120	****	945	*****	522
GAMCO Westwood Income A	Large Value	***	1120	***	1120	***	945	*****	522
GAMCO Westwood Income C	Large Value	***	1120	****	1120	***	945	*****	522
GAMCO Westwood Income I	Large Value	****	1120	****	1120	****	945	*****	522
GAMCO Westwood Equity AAA	Large Blend	***	1757	**	1757	***	1471	****	816
GAMCO Westwood Equity A	Large Blend	***	1757	*	1757	***	1471	***	816
GAMCO Westwood Equity C	Large Blend	***	1757	**	1757	***	1471	***	816
GAMCO Westwood Equity I	Large Blend	**	1757	**	1757	****	1471	****	816
GAMCO Westwood Balanced AAA	Moderate Allocation	***	932	**	932	***	734	***	408
GAMCO Westwood Balanced A	Moderate Allocation	***	932	**	932	***	734	***	408
GAMCO Westwood Balanced B	Moderate Allocation	***	932	**	932	***	734	***	408
GAMCO Westwood Balanced C	Moderate Allocation	***	932	**	932	***	734	***	408
GAMCO Westwood Balanced I	Moderate Allocation	***	932	***	932	****	734	***	408
GAMCO Westwood Intermediate Bond AAA	Intermediate-Term Bond	**	1021	**	1021	**	873	**	563
GAMCO Westwood Intermediate Bond A	Intermediate-Term Bond	**	1021	**	1021	**	873	*	563
GAMCO Westwood Intermediate Bond B	Intermediate-Term Bond	*	1021	*	1021	**	873	*	563
GAMCO Westwood Intermediate Bond C	Intermediate-Term Bond	**	1021	**	1021	**	873	*	563
GAMCO Westwood Intermediate Bond I	Intermediate-Term Bond	**	1021	**	1021	***	873	**	563
The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with its three, five and ten year (if applicable) Morningstar Rating metrics. Data presented reflects past performance, which is no guarantee of future results. Ratings are for Class AAA, A, B, C, or I shares; other classes may have different performance characteristics. Unrated classes of fund shares are not listed. For each fund with at least a three year history, Morningstar calculates a Morningstar Rating based on a Morningstar Risk-Adjusted Return measure (including the effects of sales charges, loads, and redemption fees) that accounts for variation in a fund’s monthly performance, placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Strong relative performance is not indicative of positive fund returns. © 2010 Morningstar, Inc. All rights reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Teton Advisors is the investment manager for all GAMCO Westwood Funds. Investors should carefully consider the investment objectives, risks, sales charges and expenses of the Funds before investing. Each Fund’s prospectus contains this and other information about each Fund and is available, by calling 800-WESTWOOD, online at www.tetonadv.com or from your financial adviser. The prospectus should be read carefully before investing. Distributed by Gabelli & Company, One Corporate Center, Rye, NY 10580. Call 800-WESTWOOD for a prospectus.

GAMCO Westwood Funds
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from October 1, 2010 through March 31, 2011	Expense Table
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The Expense Table below illustrates your Fund’s costs in two ways:
Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.
Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case — because the hypothetical return used is not the Fund’s actual return — the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	10/01/10	03/31/11	Ratio	Period*

GAMCO Westwood Mighty MitesSM Fund

Actual Fund Return
Class AAA	$1,000.00	$1,184.90	1.41%	$7.68
Class A	$1,000.00	$1,183.50	1.66%	$9.04
Class B	$1,000.00	$1,180.70	2.16%	$11.74
Class C	$1,000.00	$1,180.60	2.16%	$11.74
Class I	$1,000.00	$1,186.20	1.16%	$6.32
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.90	1.41%	$7.09
Class A	$1,000.00	$1,016.65	1.66%	$8.35
Class B	$1,000.00	$1,014.16	2.16%	$10.85
Class C	$1,000.00	$1,014.16	2.16%	$10.85
Class I	$1,000.00	$1,019.15	1.16%	$5.84

GAMCO Westwood SmallCap Equity Fund

Actual Fund Return
Class AAA	$1,000.00	$1,333.80	1.50%	$8.73
Class A	$1,000.00	$1,332.30	1.75%	$10.18
Class B	$1,000.00	$1,329.10	2.25%	$13.07
Class C	$1,000.00	$1,329.60	2.25%	$13.07
Class I	$1,000.00	$1,335.30	1.25%	$7.28
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.45	1.50%	$7.54
Class A	$1,000.00	$1,016.21	1.75%	$8.80
Class B	$1,000.00	$1,013.71	2.25%	$11.30
Class C	$1,000.00	$1,013.71	2.25%	$11.30
Class I	$1,000.00	$1,018.70	1.25%	$6.29

GAMCO Westwood Income Fund

Actual Fund Return
Class AAA	$1,000.00	$1,140.10	1.67%	$8.91
Class A	$1,000.00	$1,139.40	1.79%	$9.55
Class C	$1,000.00	$1,135.10	2.42%	$12.88
Class I	$1,000.00	$1,142.80	1.43%	$7.64
Hypothetical 5% Return
Class AAA	$1,000.00	$1,016.60	1.67%	$8.40
Class A	$1,000.00	$1,016.01	1.79%	$9.00
Class C	$1,000.00	$1,012.86	2.42%	$12.14
Class I	$1,000.00	$1,017.80	1.43%	$7.19

GAMCO Westwood Equity Fund

Actual Fund Return
Class AAA	$1,000.00	$1,170.90	1.55%	$8.39
Class A	$1,000.00	$1,169.40	1.80%	$9.74
Class C	$1,000.00	$1,168.10	2.30%	$12.43
Class I	$1,000.00	$1,172.50	1.30%	$7.04
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.20	1.55%	$7.80
Class A	$1,000.00	$1,015.96	1.80%	$9.05
Class C	$1,000.00	$1,013.46	2.30%	$11.55
Class I	$1,000.00	$1,018.45	1.30%	$6.54

GAMCO Westwood Balanced Fund

Actual Fund Return
Class AAA	$1,000.00	$1,100.00	1.24%	$6.49
Class A	$1,000.00	$1,098.20	1.49%	$7.79
Class B	$1,000.00	$1,096.00	1.99%	$10.40
Class C	$1,000.00	$1,096.60	1.99%	$10.40
Class I	$1,000.00	$1,101.50	0.99%	$5.19
Hypothetical 5% Return
Class AAA	$1,000.00	$1,018.75	1.24%	$6.24
Class A	$1,000.00	$1,017.50	1.49%	$7.49
Class B	$1,000.00	$1,015.01	1.99%	$10.00
Class C	$1,000.00	$1,015.01	1.99%	$10.00
Class I	$1,000.00	$1,020.00	0.99%	$4.99

GAMCO Westwood Intermediate Bond Fund

Actual Fund Return
Class AAA	$1,000.00	$988.20	1.00%	$4.96
Class A	$1,000.00	$987.70	1.10%	$5.45
Class B	$1,000.00	$984.50	1.75%	$8.66
Class C	$1,000.00	$984.20	1.75%	$8.66
Class I	$1,000.00	$989.50	0.75%	$3.72
Hypothetical 5% Return
Class AAA	$1,000.00	$1,019.95	1.00%	$5.04
Class A	$1,000.00	$1,019.45	1.10%	$5.54
Class B	$1,000.00	$1,016.21	1.75%	$8.80
Class C	$1,000.00	$1,016.21	1.75%	$8.80
Class I	$1,000.00	$1,021.19	0.75%	$3.78

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)
The following tables present portfolio holdings as a percent of total net assets as of March 31, 2011:
GAMCO Westwood Mighty MitesSM Fund

U.S. Government Obligations	29.5%
Health Care	7.7%
Diversified Industrial	5.4%
Electronics	5.3%
Computer Software and Services	4.7%
Equipment and Supplies	4.5%
Financial Services	3.7%
Business Services	3.1%
Automotive: Parts and Accessories	3.0%
Broadcasting	2.9%
Consumer Products	2.9%
Specialty Chemicals	2.5%
Publishing	2.0%
Food and Beverage	2.0%
Restaurants	1.7%
Machinery	1.7%
Hotels and Gaming	1.6%
Retail	1.5%
Aviation: Parts and Services	1.3%
Metals and Mining	1.3%
Commercial Services	1.2%
Educational Services	1.1%
Energy and Utilities: Water	1.0%
Energy and Utilities: Services	0.9%
Real Estate	0.9%
Energy and Utilities: Natural Gas	0.8%
Semiconductors	0.7%
Telecommunications	0.6%
Energy and Utilities: Oil	0.6%
Building and Construction	0.5%
Communications Equipment	0.4%
Energy and Utilities: Integrated	0.4%
Consumer Services	0.4%
Manufactured Housing and Recreational Vehicles	0.4%
Entertainment	0.4%
Aerospace	0.3%
Environmental Control	0.3%
Transportation	0.2%
Automotive	0.2%
Agriculture	0.1%
Energy and Utilities: Alternative Energy	0.1%
Paper and Forest Products	0.1%
Closed-end Business Development Company	0.1%
Energy and Utilities: Electric	0.1%
Computer Hardware	0.0%
Cable	0.0%
Airlines	0.0%
Other Assets and Liabilities (Net)	(0.1)%

100.0%

GAMCO Westwood SmallCap Equity Fund

Financial Services	14.9%
Electronics	12.2%
Semiconductors	9.2%
Energy and Utilities	8.8%
U.S. Government Obligations	7.0%
Health Care	6.3%
Equipment and Supplies	5.4%
Computer Software and Services	5.2%
Business Services	4.7%
Diversified Industrial	3.4%
Retail	2.8%
Machinery	2.8%
Aerospace	2.6%
Metals and Mining	2.2%
Computer Hardware	1.7%
Specialty Chemicals	1.6%
Automotive	1.5%
Building and Construction	1.4%
Telecommunications	1.2%
Consumer Products	1.2%
Commercial Services	0.9%
IT Services	0.7%
Publishing	0.6%
Communications Equipment	0.6%
Entertainment	0.5%
Food Products	0.5%
Automotive: Parts and Accessories	0.5%
Aviation: Parts and Services	0.3%
Health Care Providers and Services	0.3%
Food and Beverage	0.2%
Restaurants	0.2%
Transportation	0.1%
Consumer Services	0.1%
Real Estate	0.1%
Other Assets and Liabilities (Net)	(1.7)%

100.0%

GAMCO Westwood Income Fund

Financial Services	18.8%
Food and Beverage	13.4%
Health Care	9.6%
Energy and Utilities: Oil	8.4%
Energy and Utilities: Services	6.9%
Specialty Chemicals	5.8%
Diversified Industrial	4.5%
Telecommunications	4.4%
Computer Hardware	3.8%
Banking	3.6%
Energy and Utilities: Water	3.4%
Energy and Utilities: Natural Gas	3.0%
Electronics	3.0%
Paper and Forest Products	2.8%
Automotive	2.3%
Consumer Products	2.2%
Retail	1.4%
Energy and Utilities: Integrated	0.9%
Agriculture	0.7%
Computer Software and Services	0.5%
Other Assets and Liabilities (Net)	0.6%

100.0%

Summary of Portfolio Holdings (Continued) (Unaudited)
GAMCO Westwood Equity Fund

Health Care	14.0%
Financial Services	12.1%
Energy: Oil	8.3%
Banking	7.8%
Energy: Natural Gas	6.1%
Retail	6.0%
Computer Hardware	4.9%
Energy: Integrated	4.1%
Specialty Chemicals	4.1%
Aerospace	4.1%
Diversified Industrial	4.0%
Computer Software and Services	3.0%
Telecommunications	3.0%
Electronics	3.0%
Entertainment	2.1%
Transportation	2.0%
Consumer Products	2.0%
Cable and Satellite	2.0%
Automotive	1.9%
Machinery	1.1%
Broadcasting	1.1%
Communications Equipment	1.0%
Food and Beverage	0.9%
Mutual Funds	0.0%
Other Assets and Liabilities (Net)	1.4%

100.0%

GAMCO Westwood Balanced Fund

U.S. Government Obligations	11.4%
U.S. Government Agency Obligations	10.8%
Health Care	8.4%
Financial Services	8.3%
Banking	8.2%
Energy: Oil	6.8%
Energy: Natural Gas	4.7%
Retail	3.9%
Mutual Funds	3.5%
Diversified Industrial	3.5%
Computer Hardware	3.1%
Energy: Integrated	2.9%
Specialty Chemicals	2.6%
Aerospace	2.6%
Electronics	2.6%
Computer Software and Services	2.5%
Telecommunications	2.4%
Transportation	2.2%
Consumer Products	1.6%
Food and Beverage	1.3%
Cable and Satellite	1.3%
Entertainment	1.2%
Automotive	1.1%
Machinery	0.8%
Metals and Mining	0.7%
Wireless Communications	0.7%
Broadcasting	0.7%
Real Estate Investment Trusts	0.6%
Communications Equipment	0.6%
Other Assets and Liabilities (Net)	(1.0)%

100.0%

GAMCO Westwood Intermediate Bond Fund

Corporate Bonds	42.5%
U.S. Government Agency Obligations	27.4%
U.S. Government Obligations	25.6%
Short-term Investments	3.7%
Other Assets and Liabilities (Net)	0.8%

100.0%

The GAMCO Westwood Funds (the “Funds”) file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended December 31, 2010. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.
Proxy Voting
Each Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Funds’ proxy voting policies, procedures, and how the Funds voted proxies relating to portfolio securities are available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) visiting the SEC’s website at www.sec.gov.

GAMCO Westwood Mighty MitesSM Fund
Schedule of Investments — March 31, 2011 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 70.5%
	Aerospace — 0.3%
47,389	Ducommun Inc.	$1,026,577	$1,132,597
150,100	Innovative Solutions & Support Inc.†	790,524	878,085

		1,817,101	2,010,682

	Agriculture — 0.1%
225	J.G. Boswell Co.	144,675	184,500
27,200	Limoneira Co.	605,893	644,640

		750,568	829,140

	Airlines — 0.0%
5,000	AirTran Holdings Inc.†	36,675	37,250
8,000	Pinnacle Airlines Corp.†	20,239	46,000

		56,914	83,250

	Automotive — 0.2%
100,000	Wabash National Corp.†	190,947	1,158,000

	Automotive: Parts and Accessories — 2.9%
105,000	Dana Holding Corp.†	624,230	1,825,950
22,000	Federal-Mogul Corp.†	329,317	547,800
295,748	Midas Inc.†	2,668,897	2,268,387
100,800	Modine Manufacturing Co.†	695,373	1,626,912
17,500	Puradyn Filter Technologies Inc.†	5,335	5,513
313,036	Standard Motor Products Inc.	2,823,285	4,329,288
146,800	Strattec Security Corp.	2,956,262	4,919,268
71,532	Superior Industries International Inc.	1,129,654	1,834,080
40,000	Tenneco Inc.†	124,690	1,698,000
40,000	The Pep Boys — Manny, Moe & Jack	499,816	508,400

		11,856,859	19,563,598

	Aviation: Parts and Services — 1.3%
9,200	Astronics Corp.†	116,038	231,564
938,800	GenCorp Inc.†	3,898,153	5,614,024
91,600	Kaman Corp.	1,228,018	3,224,320

		5,242,209	9,069,908

	Broadcasting — 2.9%
400,100	Acme Communications Inc.†	577,329	500,125
535,000	Beasley Broadcast Group Inc., Cl. A† (a)	2,910,218	3,926,900
49,900	Crown Media Holdings Inc., Cl. A†	349,798	115,768
5,000	Cumulus Media Inc., Cl. A†	3,580	21,700
73,800	Entercom Communications Corp., Cl. A†	57,010	813,276
15,000	Equity Media Holdings Corp.†	44,866	12
162,908	Fisher Communications Inc.†	3,199,752	5,063,181
924	Granite Broadcasting Corp.† (b)	24,780	0
618,400	Gray Television Inc.†	406,945	1,280,088
30,832	Gray Television Inc., Cl. A†	52,106	59,814
110,000	LIN TV Corp., Cl. A†	125,349	652,300
765,000	Media General Inc., Cl. A†	3,400,410	5,263,200
313,332	Salem Communications Corp., Cl. A	1,172,610	1,174,995
50,000	Sinclair Broadcast Group Inc., Cl. A	89,853	627,000

		12,414,606	19,498,359

	Building and Construction — 0.5%
500,000	Huttig Building Products Inc.†	480,276	490,000
40,000	Layne Christensen Co.†	1,058,071	1,380,000
177,400	Material Sciences Corp.†	329,145	1,279,054
15,800	The Monarch Cement Co.	414,034	398,950

		2,281,526	3,548,004

	Business Services — 3.1%
28,000	ANC Rental Corp.† (b)	840	3
235,000	Ascent Media Corp., Cl. A†	6,101,246	11,479,750
21,500	Cenveo Inc.†	58,614	140,395
103	Chazak Value Corp.† (b)	0	0
67,500	EDGAR Online Inc.†	131,159	88,425
622,189	Edgewater Technology Inc.†	1,888,171	1,984,783
98,736	GP Strategies Corp.†	876,570	1,342,810
3,000	Intermec Inc.†	34,993	32,370
140,000	Internap Network Services Corp.†	763,018	919,800
2,000	Liquidity Services Inc.†	10,853	35,720
228,400	Pure Technologies Ltd.†	1,040,722	1,123,742
58,300	S1 Corp.†	334,041	389,444
51,700	SearchMedia Holdings Ltd.†	285,149	99,264
250,787	Stamps.com Inc.	2,082,764	3,348,006
42,000	Trans-Lux Corp.†	32,676	6,300

		13,640,816	20,990,812

	Cable — 0.0%
90,000	Adelphia Communications Corp., Cl. A† (b)	15,750	0
90,000	Adelphia Communications Corp., Cl. A, Escrow† (b)	0	0
90,000	Adelphia Recovery Trust†	0	1,350
160,000	Mediacom Communications Corp., Cl. A† (b)	0	14,400
12,500	Outdoor Channel Holdings Inc.†	90,231	93,250

		105,981	109,000

	Closed-End Business Development Company — 0.1%
45,000	MVC Capital Inc.	499,586	617,400

	Commercial Services — 1.2%
18,000	ICF International Inc.†	417,773	369,720
20,000	KAR Auction Services Inc.†	279,398	306,800
20,000	Macquarie Infrastructure Co. LLC†	363,599	477,200
208,375	PRGX Global Inc.†	1,229,747	1,264,836
935,000	Swisher Hygiene Inc.†	949,891	5,718,979

		3,240,408	8,137,535

	Communications Equipment — 0.4%
53,134	Communications Systems Inc.	557,388	820,389
20,830	Sycamore Networks Inc.	294,441	508,877
243,377	Symmetricom Inc.†	1,335,624	1,491,901
4,000	Technical Communications Corp.	25,077	39,560
30,000	ViewCast.com Inc.†	14,100	9,000
3,000	XETA Technologies Inc.†	16,215	16,410

		2,242,845	2,886,137

	Computer Hardware — 0.0%
50,000	Dot Hill Systems Corp.†	147,720	141,500

	Computer Software and Services — 4.7%
2,753,100	ADPT Corp.†	8,291,329	8,094,114
15,000	Answers Corp.†	160,440	156,000
192,000	Callidus Software Inc.†	1,187,541	1,319,040
10,000	Cinedigm Digital Cinema Corp., Cl. A†	18,399	17,900
See accompanying notes to financial statements.

GAMCO Westwood Mighty MitesSM Fund
Schedule of Investments (Continued) — March 31, 2011 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Computer Software and Services (Continued)
87,938	Computer Task Group Inc.†	$766,258	$1,168,696
6,000	Emulex Corp.†	67,834	64,020
600,000	FalconStor Software Inc.†	2,232,151	2,730,000
351,100	Furmanite Corp.†	2,025,658	2,808,800
1,910	Gemalto NV	10,942	93,941
310,208	Global Sources Ltd.†	2,228,018	3,607,719
45,300	GSE Systems Inc.†	245,965	102,378
235,000	Harris Interactive Inc.†	276,114	231,710
75,600	interCLICK Inc.†	373,621	532,980
91,129	Kratos Defense & Security Solutions Inc.†	1,124,602	1,297,677
250,000	L-1 Identity Solutions Inc.†	2,933,660	2,945,000
3,000	Lawson Software Inc.†	36,585	36,300
332,394	Lionbridge Technologies Inc.†	1,213,805	1,140,111
4,100	Magma Design Automation Inc.†	11,864	27,962
92,700	Mercury Computer Systems Inc.†	1,294,258	1,961,532
400	MTS Systems Corp.	10,336	18,220
239,500	NaviSite Inc.†	1,307,072	1,314,855
37,700	Schawk Inc.	613,292	732,888
154,831	Tier Technologies Inc.†	878,492	851,571
10,000	Trident Microsystems Inc.†	19,494	11,500
3,800	Tyler Technologies Inc.†	39,378	90,098

		27,367,108	31,355,012

	Consumer Products — 2.9%
134,670	A. T. Cross Co., Cl. A†	1,347,357	1,435,582
18,000	Adams Golf Inc.†	122,578	98,100
29,000	Callaway Golf Co.	191,165	197,780
57,000	Heelys Inc.†	214,205	131,100
4,300	Johnson Outdoors Inc., Cl. A†	33,657	65,317
128,000	Kid Brands Inc.†	1,163,466	940,800
15,300	Lakeland Industries Inc.†	147,120	136,476
453,723	Marine Products Corp.†	2,857,504	3,598,023
12,500	MarineMax Inc.†	51,551	123,250
300	National Presto Industries Inc.	8,618	33,804
79,090	Oil-Dri Corp. of America	1,281,456	1,684,617
22,550	PC Group Inc.†	36,025	4,115
30,000	RC2 Corp.†	845,113	843,000
823,240	Schiff Nutrition International Inc.	5,691,570	7,499,716
58,400	Steinway Musical Instruments Inc.†	1,096,857	1,297,064
41,530	Syratech Corp.†	10,383	1,053
291,800	The Wet Seal Inc., Cl. A†	1,105,394	1,248,904

		16,204,019	19,338,701

	Consumer Services — 0.4%
440,500	1-800-FLOWERS.COM Inc., Cl. A†	1,246,021	1,453,650
33,800	Bowlin Travel Centers Inc.†	41,186	55,770
1,100	Collectors Universe Inc.	2,704	15,587
120,000	Stewart Enterprises Inc., Cl. A	701,161	916,800
3,500	Valassis Communications Inc.†	4,639	101,990

		1,995,711	2,543,797

	Diversified Industrial — 5.4%
44,200	American Railcar Industries Inc.†	571,194	1,103,232
195,391	Ampco-Pittsburgh Corp.	4,880,878	5,388,884
78,600	Burnham Holdings Inc., Cl. A	1,136,739	1,204,545
119,397	Chase Corp.	1,668,037	2,204,069
120,720	China Wind Systems Inc.†	536,358	394,754
47,800	Graham Corp.	673,691	1,144,332
336,403	Griffon Corp.†	3,708,690	4,416,971
376,800	Handy & Harman Ltd.†	2,201,555	4,529,136
25,000	Haulotte Group SA†	134,090	508,418
193,300	Katy Industries Inc.†	452,241	110,181
20,000	Lydall Inc.†	144,517	177,800
552,557	Magnetek Inc.†	1,102,168	1,215,625
287,900	Myers Industries Inc.	2,599,918	2,858,847
408,525	National Patent Development Corp.†	639,996	620,958
51,500	Park-Ohio Holdings Corp.†	762,087	1,063,990
13,700	RWC Inc.†	238,058	126,725
25,100	Stamford Industrial Group Inc.†	92,108	48
55,000	Standex International Corp.	1,650,136	2,083,950
280,800	Tech/Ops Sevcon Inc.† (a)	1,358,390	1,585,116
46,083	Tredegar Corp.	895,767	994,471
106,568	Twin Disc Inc.	1,320,116	3,433,621
77,207	Vishay Precision Group Inc.†	1,315,682	1,209,834

		28,082,416	36,375,507

	Educational Services — 1.1%
325,000	Corinthian Colleges Inc.†	1,839,563	1,436,500
301,519	Universal Technical Institute Inc.	5,614,605	5,864,545
108,500	Voyager Learning Co., Escrow† (b)	0	0

		7,454,168	7,301,045

	Electronics — 5.3%
27,000	A123 Systems Inc.†	353,170	171,450
50,000	Alliance Semiconductor Corp.	156,408	15,500
45,451	Ballantyne Strong Inc.†	205,439	325,884
100,300	Bel Fuse Inc., Cl. A	1,870,022	2,406,197
1,800	Bel Fuse Inc., Cl. B	36,012	39,618
73,950	BTU International Inc.†	296,355	813,450
264,500	CTS Corp.	1,997,985	2,856,600
26,867	Dialight plc	293,760	321,097
78,149	Electro Scientific Industries Inc.†	984,884	1,356,667
49,300	IMAX Corp.†	199,628	1,576,614
169,500	IntriCon Corp.†	664,727	671,220
216,700	LeCroy Corp.†	755,533	2,897,279
51,500	Mesa Laboratories Inc.	1,278,929	1,543,970
75,000	Methode Electronics Inc.	384,225	906,000
69,500	MoSys Inc.†	130,660	417,695
63,800	Newport Corp.†	399,295	1,137,554
51,300	Park Electrochemical Corp.	1,098,915	1,654,425
70,000	Pericom Semiconductor Corp.†	699,279	725,900
502,300	Pulse Electronics Corp.	2,429,665	3,038,915
75,600	Schmitt Industries Inc.†	203,516	313,740
208,300	Stoneridge Inc.†	910,658	3,045,346
134,900	Ultra Clean Holdings Inc.†	287,575	1,394,866
185,150	Ultralife Corp.†	1,072,722	936,859
82,900	Ultratech Inc.†	1,353,070	2,437,260
2,500	Universal Display Corp.†	70,448	137,600
116,400	Zoran Corp.†	847,383	1,209,396
204,000	Zygo Corp.†	1,594,969	2,982,480

		20,575,232	35,333,582

	Energy and Utilities: Alternative Energy — 0.1%
89,590	China Hydroelectric Corp., ADR†	536,631	650,423

See accompanying notes to financial statements.

GAMCO Westwood Mighty MitesSM Fund
Schedule of Investments (Continued) — March 31, 2011 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Electric — 0.1%
105,080	Comverge Inc.†	$831,654	$489,673

	Energy and Utilities: Integrated — 0.4%
229,600	Headwaters Inc.†	901,950	1,354,640
30,500	MGE Energy Inc.	1,062,659	1,234,945
95,200	Progress Energy Inc., CVO†	10,472	13,804

		1,975,081	2,603,389

	Energy and Utilities: Natural Gas — 0.8%
15,242	American DG Energy Inc.†	45,802	33,228
35,500	Chesapeake Utilities Corp.	969,521	1,477,510
53,671	Corning Natural Gas Corp.	857,412	1,281,663
35,000	Delta Natural Gas Co. Inc.	957,694	1,103,550
95,800	Gastar Exploration Ltd.†	406,048	465,588
17,700	RGC Resources Inc.	401,299	607,110
20,300	U.S. Energy Corp.†	85,659	127,078

		3,723,435	5,095,727

	Energy and Utilities: Oil — 0.6%
46,400	Bronco Drilling Co. Inc.†	405,575	524,320
40,700	Callon Petroleum Co.†	287,403	316,239
39,500	Gulf Island Fabrication Inc.	1,016,935	1,270,715
73,000	RAM Energy Resources Inc.†	137,638	151,840
63,600	Tesco Corp.†	543,737	1,396,020
55,000	Triangle Petroleum Corp.†	346,997	456,500

		2,738,285	4,115,634

	Energy and Utilities: Services — 0.9%
800	Covanta Holding Corp.	13,498	13,664
87,848	Dawson Geophysical Co.†	2,513,852	3,854,770
60,000	RPC Inc.	173,633	1,519,200
67,620	Seawell Ltd.†	256,348	467,083
9,500	Subsea 7 SA, ADR	32,064	240,160
10,000	TGC Industries Inc.†	77,992	77,700
700	Union Drilling Inc.†	4,515	7,175

		3,071,902	6,179,752

	Energy and Utilities: Water — 1.0%
6,000	Artesian Resources Corp., Cl. A	73,323	116,940
42,174	Cadiz Inc.†	513,311	514,101
2,500	California Water Service Group	55,553	92,925
40,000	Consolidated Water Co. Ltd.	450,805	436,000
35,000	Energy Recovery Inc.†	210,777	111,300
8,500	Middlesex Water Co.	137,355	154,615
82,200	Pennichuck Corp.	1,769,062	2,341,878
99,300	SJW Corp.	2,338,311	2,298,795
28,500	The York Water Co.	398,710	496,185

		5,947,207	6,562,739

	Entertainment — 0.4%
31,100	Canterbury Park Holding Corp.†	310,005	376,932
1,802	Chestnut Hill Ventures† (b)	67,956	82,092
237,500	Dover Motorsports Inc.†	495,954	475,000
531,441	Entravision Communications Corp., Cl. A†	1,276,874	1,440,205
1,500	LodgeNet Interactive Corp.†	4,488	5,460
60,000	Triple Crown Media Inc.†	16,280	180

		2,171,557	2,379,869

	Environmental Control — 0.3%
10,000	BioteQ Environmental Technologies Inc.†	16,559	7,427
274,000	Casella Waste Systems Inc., Cl. A†	1,371,004	1,964,580
300	Sharps Compliance Corp.†	759	1,416

		1,388,322	1,973,423

	Equipment and Supplies — 4.5%
1,000	AZZ Inc.	34,894	45,600
177,500	Baldwin Technology Co. Inc., Cl. A†	357,962	285,775
271,500	Capstone Turbine Corp.†	436,300	491,415
58,500	CIRCOR International Inc.	1,747,317	2,750,670
278,549	Core Molding Technologies Inc.†	904,951	2,116,972
225,000	Federal Signal Corp.	1,494,046	1,464,750
700	Genoil Inc.†	158	134
299,600	Gerber Scientific Inc.†	1,516,601	2,804,256
8,500	Gildemeister AG	61,536	192,136
8,000	GrafTech International Ltd.†	49,988	165,040
564,600	Interpump Group SpA†	4,026,294	4,788,882
158,313	L.S. Starrett Co., Cl. A	1,839,306	2,222,715
20,000	Maezawa Kyuso Industries Co. Ltd.	108,117	279,394
83,700	Met-Pro Corp.	909,408	996,030
11,800	Mine Safety Appliances Co.	367,269	432,706
202,900	SL Industries Inc.†	1,471,924	3,715,099
700	SRS Labs Inc.†	3,850	5,978
33,492	The Eastern Co.	483,875	640,367
12,000	The Gorman-Rupp Co.	359,951	472,680
12,000	The Greenbrier Cos. Inc.†	149,918	340,560
36,379	Titan Machinery Inc.†	503,585	918,570
266,000	TransAct Technologies Inc.†	1,492,952	3,178,700
55,500	Vicor Corp.	409,310	915,195
26,000	WaterFurnace Renewable Energy Inc.	521,940	653,285
500	Watts Water Technologies Inc., Cl. A	7,648	19,095

		19,259,100	29,896,004

	Financial Services — 3.7%
49,400	Anchor Bancorp.†	508,737	528,580
16,100	Berkshire Bancorp Inc.†	219,414	99,659
3,900	Berkshire Hills Bancorp Inc.	78,058	81,315
75	Burke & Herbert Bank and Trust Co.	95,726	180,375
40,000	Capital Financial Holdings Inc.†	35,200	2,800
6,791	Capitol Federal Financial Inc.	75,244	76,534
38,000	CNA Surety Corp.†	827,734	959,880
29,000	Crazy Woman Creek Bancorp Inc.†	501,616	311,750
413,000	Epoch Holding Corp.	2,770,792	6,517,140
42	Farmers & Merchants Bank of Long Beach	203,006	177,030
10,546	Fidelity Southern Corp.†	69,325	84,368
172,600	Flushing Financial Corp.	2,414,747	2,571,740
10	Guaranty Corp., Cl. A†	137,500	75,000
64,649	Hallmark Financial Services†	580,440	541,759
6,600	Hampden Bancorp Inc.	75,984	87,648
5,674	Hampton Roads Bankshares Inc.†	18,089	4,823
39,900	Heritage Financial Group Inc.	414,190	507,927
60,125	Hudson Valley Holding Corp.	1,248,867	1,322,750
87,273	JMP Group Inc.	725,143	751,420
30,000	Kaiser Federal Financial Group Inc.	300,000	369,000
See accompanying notes to financial statements.

GAMCO Westwood Mighty MitesSM Fund
Schedule of Investments (Continued) — March 31, 2011 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
90,843	KKR & Co. LP	$265,210	$1,490,734
79,162	Meadowbrook Insurance Group Inc.	709,881	819,327
90,000	Medallion Financial Corp.	695,704	791,100
46,500	Nara Bancorp Inc.†	400,243	447,330
11,055	New York Community Bancorp Inc.	143,811	190,809
28,500	Newport Bancorp Inc.†	356,595	397,005
5,697	Northrim BanCorp Inc.	119,035	108,756
40,000	Oritani Financial Corp.	412,856	507,200
8,300	Provident New York Bancorp	105,316	85,656
45,000	Pzena Investment Management Inc., Cl. A	203,004	317,700
28,866	Sanders Morris Harris Group Inc.	177,619	231,217
116	Sunwest Bank†	322,722	319,290
82,456	SWS Group Inc.	871,686	500,508
8,500	The Ziegler Companies Inc.†	163,481	154,318
250	TIB Financial Corp.†	5,178	4,895
7,500	Tree.com Inc.†	61,967	44,250
36,600	Washington Trust Bancorp Inc.	819,774	868,884
87,100	Westfield Financial Inc.	746,912	789,126
40,039	Whitney Holding Corp.	207,806	545,331
38,100	Wilshire Bancorp Inc.†	330,044	186,690
100,000	WisdomTree Investments Inc.†	402,626	568,000
30,000	Xenith Bankshares Inc.†	127,500	128,100

		18,948,782	24,747,724

	Food and Beverage — 2.0%
1,000	Andrew Peller Ltd., Cl. A	9,614	9,541
19,300	Boston Beer Co. Inc., Cl. A†	485,730	1,787,566
16,000	Calavo Growers Inc.	362,638	349,600
132,900	Caribou Coffee Co. Inc.†	1,259,942	1,351,593
35,000	Feihe International Inc.†	305,571	301,350
1,100	Hanover Foods Corp., Cl. A	110,881	99,632
700	Inventure Foods Inc.†	1,862	2,716
2,000	J & J Snack Foods Corp.	28,830	94,140
231,425	Lifeway Foods Inc.†	2,245,078	2,411,449
15,000	MGP Ingredients Inc.	69,302	130,800
30,000	Peet’s Coffee & Tea Inc.†	1,228,197	1,442,700
7,800	Rock Field Co. Ltd.	125,557	128,281
5,500	Scheid Vineyards Inc., Cl. A†	95,382	50,050
45,000	Smart Balance Inc.†	187,124	206,550
131,700	Snyders-Lance Inc.	2,871,747	2,614,245
48,000	The Hain Celestial Group Inc.†	989,778	1,549,440
270,000	Tingyi (Cayman Islands) Holding Corp.	393,787	660,200
280,000	Vitasoy International Holdings Ltd.	133,057	228,577
19,300	Willamette Valley Vineyards Inc.†	89,008	60,795

		10,993,085	13,479,225

	Health Care — 7.7%
5,000	Alere Inc.†	94,541	195,700
29,000	AngioDynamics Inc.†	366,776	438,480
150,000	Animal Health International Inc.†	633,765	630,000
12,800	ArthroCare Corp.†	140,635	426,752
69,100	Bio-Reference Laboratories Inc.†	1,494,774	1,550,604
338,855	BioLase Technology Inc.†	473,052	1,650,224
10,000	Boiron SA	166,957	422,324
1,000	Bruker Corp.†	5,980	20,850
223,326	Cantel Medical Corp.	4,890,381	5,750,645
14,000	Cardica Inc.†	66,719	49,840
105,000	CardioNet Inc.†	544,934	502,950
62,500	Cepheid Inc.†	595,116	1,751,250
702,300	Continucare Corp.†	1,967,747	3,757,305
103,800	Cutera Inc.†	858,374	889,566
60,000	Cynosure Inc., Cl. A†	508,551	833,400
5,000	DexCom Inc.†	65,375	77,600
20,163	DGT Holdings Corp.†	295,791	193,565
1,000	Elite Pharmaceuticals Inc.†	2,690	78
108,300	Exactech Inc.†	1,812,890	1,900,665
4,870	Heska Corp.†	59,840	31,655
73,600	Hooper Holmes Inc.†	69,670	54,464
1,300	ICU Medical Inc.†	34,815	56,914
10,000	Indevus Pharmaceuticals Inc., Escrow† (b)	0	11,000
473,000	InfuSystems Holdings Inc.†	1,268,317	1,277,100
486,401	IRIS International Inc.†	5,120,761	4,387,337
172,913	LeMaitre Vascular Inc.	1,184,413	1,177,538
91,700	Neogen Corp.†	559,479	3,794,546
1,800	NMT Medical Inc.†	5,643	306
50,000	Opko Health Inc.†	108,408	186,500
17,500	Orthofix International NV†	279,401	568,050
117,800	Pain Therapeutics Inc.†	536,167	1,126,168
157,300	Palomar Medical Technologies Inc.†	2,200,032	2,335,905
10,000	PreMD Inc.†	18,320	41
152,561	Quidel Corp.†	1,733,466	1,824,630
402,290	Rochester Medical Corp.†	4,498,306	4,618,289
84,400	RTI Biologics Inc.†	499,719	241,384
24,000	Skilled Healthcare Group Inc., Cl. A†	259,360	345,360
213,900	Strategic Diagnostics Inc.†	207,526	481,275
120,900	SurModics Inc.†	1,417,581	1,511,250
95,000	Syneron Medical Ltd.†	819,192	1,238,800
2,000	Targanta Therapeutics Corp., Escrow† (b)	0	1,280
500	ThermoGenesis Corp.†	1,140	1,045
200,000	TomoTherapy Inc.†	915,760	914,000
101,000	Trinity Biotech plc, ADR†	860,693	947,380
82,900	United-Guardian Inc.	734,019	1,236,039
137,331	Vascular Solutions Inc.†	1,369,271	1,498,281
23,300	Young Innovations Inc.	433,256	731,620

		40,179,603	51,639,955

	Hotels and Gaming — 1.6%
53,540	Churchill Downs Inc.	1,698,594	2,221,910
256,000	Dover Downs Gaming & Entertainment Inc.	1,261,527	919,040
2,500	Florida Gaming Corp.†	6,252	8,437
4,000	Gaylord Entertainment Co.†	55,334	138,720
192,922	Morgans Hotel Group Co.†	1,564,870	1,890,636
8,500	Multimedia Games Inc.†	76,734	48,705
26,500	Pinnacle Entertainment Inc.†	200,316	360,930
211,473	Sonesta International Hotels Corp., Cl. A (a)	3,418,145	4,057,110
106,000	The Marcus Corp.	1,257,478	1,155,400

		9,539,250	10,800,888

	Machinery — 1.7%
35,000	Astec Industries Inc.†	1,066,959	1,305,150
11,000	DXP Enterprises Inc.†	140,765	253,880
134,000	Flow International Corp.†	210,750	588,260
146,400	Global Power Equipment Group Inc.†	3,434,289	4,026,000
See accompanying notes to financial statements.

GAMCO Westwood Mighty MitesSM Fund
Schedule of Investments (Continued) — March 31, 2011 (Unaudited)

				Market
Shares			Cost	Value
		COMMON STOCKS (Continued)
		Machinery (Continued)
6,000		Hardinge Inc.	$54,215	$82,200
63,911		Key Technology Inc.†	1,233,907	1,291,641
6,000		Lindsay Corp.	180,673	474,120
46,300		Tennant Co.	927,753	1,946,452
14,800		The Middleby Corp.†	464,969	1,379,656

			7,714,280	11,347,359

		Manufactured Housing and Recreational Vehicles — 0.4%
1,212,300		All American Group Inc.†	1,748,372	276,404
15,500		Cavco Industries Inc.†	401,106	699,980
38,300		Nobility Homes Inc.†	408,896	352,360
25,300		Skyline Corp.	559,803	507,265
42,000		Winnebago Industries Inc.†	461,483	561,540

			3,579,660	2,397,549

		Metals and Mining — 1.3%
87,400		5N Plus Inc.†	315,355	835,686
650,000		Alkane Resources Ltd.†	704,489	1,280,785
100,000		Allana Potash Corp.†	197,161	189,789
20,000		Camino Minerals Corp.†	3,744	7,014
100,000	(c)	Duluth Metals Ltd.†	298,512	271,274
142,800		Materion Corp.†	2,892,831	5,826,240
600,000		Tanami Gold NL†	556,226	546,137

			4,968,318	8,956,925

		Paper and Forest Products — 0.1%
6,749		Keweenaw Land Association Ltd.†	619,836	632,719

		Publishing — 2.0%
171,300		Belo Corp., Cl. A†	348,288	1,509,153
133,571		Cambium Learning Group Inc.†	511,753	454,141
863,800		Il Sole 24 Ore SpA†	1,655,253	1,615,907
1,126,000		Journal Communications Inc., Cl. A†	2,699,482	6,756,000
373,089		PRIMEDIA Inc.	1,240,801	1,816,943
145,000		The E.W. Scripps Co., Cl. A†	533,809	1,435,500

			6,989,386	13,587,644

		Real Estate — 0.9%
7,000		Bresler & Reiner Inc.†	130,140	7,700
14,100		Capital Properties Inc., Cl. A	173,352	183,159
6,000		Capital Properties Inc., Cl. B (b)(d)	0	77,940
78,000		Cohen & Steers Inc.	1,576,930	2,315,040
70,900		Griffin Land & Nurseries Inc.	1,958,784	2,281,562
1,900		Gyrodyne Co. of America Inc.†	49,716	139,650
6,300		Holobeam Inc.†	113,939	119,700
124,500		Reading International Inc., Cl. A†	627,682	628,725
39,800		Reading International Inc., Cl. B†	336,054	288,550
2,508		Royalty LLC† (b)(d)	0	7,550

			4,966,597	6,049,576

		Restaurants — 1.7%
15,279		Biglari Holdings Inc.†	4,249,234	6,471,420
80,500		Denny’s Corp.†	252,176	326,830
95,105		Famous Dave’s of America Inc.†	888,321	930,127
155,229		Nathan’s Famous Inc.†	2,127,230	2,682,357
43,000		The Cheesecake Factory Inc.†	1,265,428	1,293,870

			8,782,389	11,704,604

		Retail — 1.5%
41,000		Aaron’s Inc.†	726,779	1,039,760
70,000		Big 5 Sporting Goods Corp.	943,564	834,400
243,400		Coldwater Creek Inc.†	854,521	642,576
79,800		Hot Topic Inc.	499,225	454,860
129,200		Ingles Markets Inc., Cl. A	2,050,344	2,559,452
125,071		Krispy Kreme Doughnuts Inc.†	844,969	880,500
13,800		Movado Group Inc.†	168,084	202,584
28,000		Pier 1 Imports Inc.†	293,203	284,200
60,900		Rush Enterprises Inc., Cl. A†	955,468	1,205,820
57,500		Rush Enterprises Inc., Cl. B†	623,178	999,925
21,800		The Bon-Ton Stores Inc.†	178,394	337,900
330,000		The Great Atlantic & Pacific Tea Co. Inc.†	61,465	75,900
11,300		Village Super Market Inc., Cl. A	295,331	328,830

			8,494,525	9,846,707

		Semiconductors — 0.7%
122,400		Advanced Analogic Technologies Inc.†	474,312	462,672
135,975		Cascade Microtech Inc.†	690,498	840,325
100,000		Conexant Systems Inc.†	219,500	238,000
132,700		Entegris Inc.†	656,924	1,163,779
89,500		Entropic Communications Inc.†	491,413	756,275
1,319		GSI Group Inc.†	10,602	13,587
93,700		IXYS Corp.†	991,052	1,258,391

			3,534,301	4,733,029

		Specialty Chemicals — 2.5%
9,109		A. Schulman Inc.	217,352	225,174
10,000		Chemtura Corp.†	165,169	172,000
558,500		Ferro Corp.†	2,228,966	9,265,515
267,226		General Chemical Group Inc.†	59,859	3,340
30,000		Hawkins Inc.	429,913	1,232,400
1,000		KMG Chemicals Inc.	3,270	19,660
270,000		Omnova Solutions Inc.†	509,785	2,124,900
202,500		Zep Inc.	2,741,477	3,525,525

			6,355,791	16,568,514

		Telecommunications — 0.6%
45,200		Atlantic Tele-Network Inc.	1,776,694	1,680,988
150,000		Cincinnati Bell Inc.†	420,006	402,000
75		Consolidated Communications Holdings Inc.	1,336	1,405
1,500		Electronic Systems Technology Inc.†	1,058	885
60,000		HickoryTech Corp.	563,742	545,400
80		Horizon Telecom Inc., Cl. A	9,250	7,200
350		Horizon Telecom Inc., Cl. B	39,964	24,500
30,000		ICO Global Communications (Holdings) Ltd.†	48,782	80,100
56,100		New Ulm Telecom Inc.	547,403	314,160
400		North State Telephone Co., Cl. A	31,368	31,800
500		Otelco Inc., IDS	9,074	9,690
7,788		Preformed Line Products Co.	338,590	538,696
18,500		Shenandoah Telecommunications Co.	104,466	334,110
500		SureWest Communications†	5,393	7,190
17,875		Windstream Corp.	179,823	230,051

			4,076,949	4,208,175

See accompanying notes to financial statements.

GAMCO Westwood Mighty MitesSM Fund
Schedule of Investments (Continued) — March 31, 2011 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Transportation — 0.2%
1,000	K-Sea Transportation Partners LP†	$8,125	$8,180
8,200	PHI Inc.†	130,182	188,600
82,200	Providence and Worcester Railroad Co.	1,108,795	1,374,795
1,000	Trailer Bridge Inc.†	5,382	3,810

		1,252,484	1,575,385

	TOTAL COMMON STOCKS	338,805,150	473,113,580

	PREFERRED STOCKS — 0.1%
	Automotive: Parts and Accessories — 0.1%
20,000	Jungheinrich AG Pfd.	229,855	803,549

	CONVERTIBLE PREFERRED STOCKS — 0.0%
	Food and Beverage — 0.0%
500	Seneca Foods Corp., Zero Coupon Cv. Pfd., Ser. 2003 (b)†	7,625	14,935

	RIGHTS — 0.0%
	Equipment and Supplies — 0.0%
8,500	Gildemeister AG, expire 04/11/11†	0	5,674

	WARRANTS — 0.0%
	Broadcasting — 0.0%
63	Granite Broadcasting Corp., Ser. A, expire 06/04/12† (b)	0	0
63	Granite Broadcasting Corp., Ser. B, expire 06/04/12† (b)	0	0

		0	0

	TOTAL WARRANTS	0	0

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 29.5%
$198,431,000	U.S. Treasury Bills, 0.115% to 0.210%††, 04/07/11 to 09/22/11	198,336,905	198,353,593

	TOTAL INVESTMENTS — 100.1%	$537,379,535	672,291,331

	Other Assets and Liabilities (Net) — (0.1)%		(792,527)

	NET ASSETS — 100.0%		$671,498,804

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.

(b)	Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2011, the market value of fair valued securities amounted to $209,200 or 0.03% of net assets.

(c)	Denoted in units.

(d)	At March 31, 2011, the Fund held investments in restricted and illiquid securities amounting to $85,490 or 0.01% of net assets, which were valued under methods approved by the Board of Trustees, as follows:

				03/31/11
				Carrying
Acquisition		Acquisition	Acquisition	Value
Shares	Issuer	Date	Cost	Per Unit
6,000	Capital Properties Inc., Cl. B	11/20/03	—	$12.9900
2,508	Royalty LLC	09/09/03	—	3.0104

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

CVO	Contingent Value Obligation
See accompanying notes to financial statements.

GAMCO Westwood SmallCap Equity Fund
Schedule of Investments — March 31, 2011 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 94.7%
	Aerospace — 2.6%
10,000	AAR Corp.†	$219,569	$277,200
1,500	Curtiss-Wright Corp.	56,908	52,710
700	Esterline Technologies Corp.†	19,504	49,504
12,200	Hexcel Corp.†	199,873	240,218
4,600	Kaman Corp.	82,901	161,920

		578,755	781,552

	Automotive — 1.5%
2,400	AutoNation Inc.†	44,468	84,888
500	Group 1 Automotive Inc.	16,425	21,400
1,100	Navistar International Corp.†	41,893	76,263
3,700	Penske Automotive Group Inc.†	63,090	74,074
6,900	Rush Enterprises Inc., Cl. A†	86,636	136,620
6,100	Wabash National Corp.†	44,638	70,638

		297,150	463,883

	Automotive: Parts and Accessories — 0.5%
1,900	Federal-Mogul Corp.†	24,695	47,310
4,300	Midas Inc.†	54,734	32,981
600	Monro Muffler Brake Inc.	12,436	19,788
1,600	Superior Industries International Inc.	22,818	41,024

		114,683	141,103

	Aviation: Parts and Services — 0.3%
2,000	Astronics Corp.†	18,913	50,340
2,100	Ducommun Inc.	40,426	50,190

		59,339	100,530

	Building and Construction — 1.4%
2,600	Chicago Bridge & Iron Co., NV	50,128	105,716
8,300	Dycom Industries Inc.†	110,715	143,922
1,400	Insituform Technologies Inc., Cl. A†	20,052	37,450
5,700	MYR Group Inc.†	137,940	136,344
900	NCI Building Systems Inc.†	11,629	11,403

		330,464	434,835

	Business Services — 4.7%
5,500	ABM Industries Inc.	139,602	139,645
600	Alliance Data Systems Corp.†	24,717	51,534
1,050	Ascent Media Corp., Cl. A†	24,024	51,293
5,200	Convergys Corp.†	65,494	74,672
7,043	Edgewater Technology Inc.†	47,384	22,467
10,200	FTI Consulting Inc.†	354,329	390,966
4,800	G & K Services Inc., Cl. A	136,886	159,600
6,600	GP Strategies Corp.†	34,196	89,760
3,000	Healthcare Services Group Inc.	34,839	52,740
1,200	Kforce Inc.†	13,629	21,960
3,000	MDC Partners Inc., Cl. A	17,240	50,310
18,400	PRGX Global Inc.†	111,942	111,688
2,200	Schawk Inc.	25,150	42,768
3,600	Tetra Tech Inc.†	81,412	88,884
12,100	Tier Technologies Inc.†	83,081	66,550

		1,193,925	1,414,837

	Commercial Services — 0.9%
5,500	Checkpoint Systems Inc.†	118,396	123,640
2,000	ICF International Inc.†	44,927	41,080
6,100	KAR Auction Services Inc.†	79,424	93,574

		242,747	258,294

	Communications Equipment — 0.6%
5,400	Harmonic Inc.†	28,608	50,652
2,200	Plantronics Inc.	33,352	80,564
7,900	Symmetricom Inc.†	32,176	48,427

		94,136	179,643

	Computer Hardware — 1.7%
4,200	Cray Inc.†	25,738	27,090
6,000	NCR Corp.†	64,440	113,040
20,900	QLogic Corp.†	330,147	387,695

		420,325	527,825

	Computer Software and Services — 5.2%
1,600	Akamai Technologies Inc.†	34,693	60,800
2,000	AOL Inc.†	47,985	39,060
4,600	Avid Technology Inc.†	74,691	102,580
4,000	Bottomline Technologies Inc.†	60,672	100,560
2,500	Cadence Design Systems Inc.†	14,093	24,375
11,000	Callidus Software Inc.†	68,478	75,570
2,700	Dynamics Research Corp.†	29,252	44,145
1,600	Evolving Systems Inc.	11,504	11,584
5,600	Fair Isaac Corp.	117,149	177,016
6,500	Lawson Software Inc.†	43,285	78,650
29,600	Magma Design Automation Inc.†	59,927	201,872
4,900	Mercury Computer Systems Inc.†	38,143	103,684
7,700	Parametric Technology Corp.†	110,109	173,173
3,900	Progress Software Corp.†	57,332	113,451
900	Rovi Corp.†	15,567	48,285
8,900	S1 Corp.†	46,727	59,452
1,900	Teradata Corp.†	39,636	96,330
12,600	THQ Inc.†	128,128	57,456

		997,371	1,568,043

	Consumer Products — 1.2%
7,700	A. T. Cross Co., Cl. A†	76,012	82,082
3,000	Cinemark Holdings Inc.	56,277	58,050
3,400	Cineplex Inc.	81,808	81,221
5,900	Knoll Inc.	68,581	123,664
300	The Warnaco Group Inc.†	8,475	17,157

		291,153	362,174

	Consumer Services — 0.1%
3,400	TiVo Inc.†	30,661	29,784

	Diversified Industrial — 3.4%
2,500	A.M. Castle & Co.†	25,591	47,200
5,750	Barnes Group Inc.	122,162	120,060
5,760	Columbus McKinnon Corp.†	116,181	106,330
4,381	Federal Signal Corp.	52,055	28,520
6,400	Furmanite Corp.†	30,986	51,200
4,788	Griffon Corp.†	41,704	62,866
3,200	Kaydon Corp.	115,189	125,408
3,800	Kennametal Inc.	153,414	148,200
700	Lawson Products Inc.	12,648	16,128
7,100	RSC Holdings Inc.†	84,314	102,098
5,600	Sealed Air Corp.	119,933	149,296
700	Texas Industries Inc.	23,737	31,661
2,600	Tredegar Corp.	36,867	56,108

		934,781	1,045,075

	Electronics — 12.2%
2,100	Analogic Corp.	82,989	118,755
3,600	Avnet Inc.†	77,517	122,724
14,800	Ballantyne Strong Inc.†	75,510	106,116
See accompanying notes to financial statements.

GAMCO Westwood SmallCap Equity Fund
Schedule of Investments (Continued) — March 31, 2011 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Electronics — (Continued)
800	Coherent Inc.†	$14,414	$46,488
24,700	Electro Scientific Industries Inc.†	350,035	428,792
2,200	FARO Technologies Inc.†	49,512	88,000
6,200	General Cable Corp.†	212,244	268,460
7,500	International Rectifier Corp.†	102,298	247,950
3,600	IXYS Corp.†	23,882	48,348
25,300	LeCroy Corp.†	150,987	338,261
1,600	Littelfuse Inc.	27,951	91,360
7,100	Molex Inc.	127,140	178,352
10,950	Newport Corp.†	107,424	195,239
2,200	OSI Systems Inc.†	46,594	82,566
5,300	Park Electrochemical Corp.	117,965	170,925
27,500	Pulse Electronics Corp.	129,130	166,375
7,400	Radisys Corp.†	61,848	64,084
11,800	TTM Technologies Inc.†	122,530	214,288
3,300	Ultralife Corp.†	12,908	16,698
17,100	Vishay Intertechnology Inc.†	95,865	303,354
6,800	Woodward Inc.	213,202	235,008
4,700	Zebra Technologies Corp., Cl. A†	109,207	184,428

		2,311,152	3,716,571

	Energy and Utilities — 8.8%
9,400	Brigham Exploration Co.†	123,481	349,492
1,000	Flint Energy Services Ltd.†	11,308	17,411
1,000	GeoResources Inc.†	21,931	31,270
6,100	Global Industries Ltd.†	55,722	59,719
9,700	Goodrich Petroleum Corp.†	206,539	215,534
3,300	Gulf Island Fabrication Inc.	73,016	106,161
6,700	Key Energy Services Inc.†	96,056	104,185
15,200	Matrix Service Co.†	164,869	211,280
21,500	Newpark Resources Inc.†	136,895	168,990
8,000	Patterson-UTI Energy Inc.	199,486	235,120
11,600	Petrohawk Energy Corp.†	233,596	284,664
2,600	PetroQuest Energy Inc.†	20,150	24,336
15,100	Pike Electric Corp.†	143,874	143,752
19,400	Pioneer Drilling Co.†	184,614	267,720
4,400	Rowan Companies Inc.†	80,133	194,392
3,300	Superior Energy Services Inc.†	56,408	135,300
4,300	Tesco Corp.†	38,672	94,385
500	Unit Corp.†	16,134	30,975

		1,862,884	2,674,686

	Entertainment — 0.5%
1,600	Discovery Communications Inc., Cl. A†	19,468	63,840
6,350	Take-Two Interactive Software Inc.†	54,091	97,599

		73,559	161,439

	Equipment and Supplies — 5.4%
1,700	AZZ Inc.	56,528	77,520
1,900	CIRCOR International Inc.	79,904	89,338
6,500	Crown Holdings Inc.†	217,022	250,770
14,000	Gerber Scientific Inc.†	89,535	131,040
2,400	GrafTech International Ltd.†	28,504	49,512
4,000	IDEX Corp.	112,163	174,600
11,100	Mine Safety Appliances Co.	332,709	407,037
1,600	Mueller Industries Inc.	54,335	58,592
1,850	Robbins & Myers Inc.	36,264	85,081
1,800	Tennant Co.	44,744	75,672
2,500	The Greenbrier Cos. Inc.†	32,375	70,950
1,300	The Toro Co.	49,446	86,086
1,200	Titan Machinery Inc.†	13,234	30,300
3,400	Vicor Corp.	31,099	56,066

		1,177,862	1,642,564

	Financial Services — 14.9%
6,000	Anchor Bancorp.†	60,000	64,200
3,000	Astoria Financial Corp.	42,740	43,110
1,000	BankUnited Inc.	27,000	28,710
1,000	Berkshire Hills Bancorp Inc.	22,854	20,850
7,700	Boston Private Financial Holdings Inc.	55,319	54,439
1,600	Brookline Bancorp Inc.	15,947	16,848
10,400	Brown & Brown Inc.	234,969	268,320
3,700	Cardinal Financial Corp.	29,674	43,142
1,400	Citizens & Northern Corp.	22,229	23,534
4,200	Columbia Banking System Inc.	59,989	80,514
10,000	Cowen Group Inc., Cl. A†	50,000	40,100
1,900	Epoch Holding Corp.	17,511	29,982
6,850	FBR Capital Markets Corp.†	35,763	24,523
1,100	Fidelity National Financial Inc., Cl. A	15,729	15,543
5,000	Financial Institutions Inc.	81,750	87,500
9,000	First Horizon National Corp.	109,294	100,890
25,000	First Niagara Financial Group Inc.	300,000	339,500
10,800	Flushing Financial Corp.	145,696	160,920
5,000	HF Financial Corp.	40,000	55,800
8,845	Hudson Valley Holding Corp.	167,809	194,590
700	IBERIABANK Corp.	33,331	42,091
2,500	Investors Bancorp Inc.†	22,438	37,225
6,300	KBW Inc.	163,541	164,997
6,700	Knight Capital Group Inc., Cl. A†	99,269	89,780
3,900	Meadowbrook Insurance Group Inc.	22,850	40,365
12,600	Nara Bancorp Inc.†	94,500	121,212
6,000	National Penn Bancshares Inc.	31,500	46,440
3,950	NewAlliance Bancshares Inc.	48,300	58,618
1,400	Newport Bancorp Inc.†	16,870	19,502
3,800	Old National Bancorp	41,329	40,736
12,800	Oriental Financial Group Inc.	155,635	160,640
2,600	Orrstown Financial Services Inc.	70,200	72,800
6,100	Sterling Bancorp	65,989	61,061
2,900	Stifel Financial Corp.†	149,137	208,191
2,900	SVB Financial Group†	78,942	165,097
6,200	Texas Capital Bancshares Inc.†	145,575	161,138
20,000	The Bancorp Inc.†	165,000	184,600
4,200	The NASDAQ OMX Group Inc.†	83,624	108,528
4,200	The Navigators Group Inc.†	201,054	216,300
6,200	Umpqua Holdings Corp.	60,759	70,928
8,550	Valley National Bancorp	110,429	119,358
1,000	Washington Banking Co.	9,000	14,100
12,400	Washington Federal Inc.	201,213	215,016
9,300	Washington Trust Bancorp Inc.	185,189	220,782
4,300	Webster Financial Corp.	52,272	92,149
3,750	Westfield Financial Inc.	35,041	33,975
400	WSFS Financial Corp.	11,024	18,840
15,000	Xenith Bankshares Inc.†	63,750	64,050

		3,952,034	4,541,534

	Food and Beverage — 0.2%
2,200	The Cheesecake Factory Inc.†	34,683	66,198

	Food Products — 0.5%
12,700	Viterra Inc.	134,051	154,051

See accompanying notes to financial statements.

GAMCO Westwood SmallCap Equity Fund
Schedule of Investments (Continued) — March 31, 2011 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Health Care — 6.3%
4,700	AngioDynamics Inc.†	$61,900	$71,064
1,100	ArthroCare Corp.†	28,958	36,674
1,000	Assisted Living Concepts Inc., Cl. A†	28,102	39,140
5,300	Community Health Systems Inc.†	177,028	211,947
3,600	Continucare Corp.†	8,964	19,260
1,200	Cynosure Inc., Cl. A†	9,468	16,668
1,900	ICU Medical Inc.†	66,515	83,182
2,700	Kindred Healthcare Inc.†	49,813	64,476
4,500	Omnicare Inc.	114,257	134,955
5,900	Omnicell Inc.†	68,687	89,916
14,800	Patterson Companies Inc.	440,968	476,412
500	PSS World Medical Inc.†	8,155	13,575
5,375	Rochester Medical Corp.†	55,049	61,705
1,000	STERIS Corp.	29,319	34,540
1,100	Syneron Medical Ltd.†	9,144	14,344
1,000	Teleflex Inc.	50,031	57,980
4,900	Thoratec Corp.†	132,376	127,057
7,900	VCA Antech Inc.†	174,617	198,922
3,300	Zoll Medical Corp.†	85,529	147,873

		1,598,880	1,899,690

	Health Care Providers and Services — 0.3%
10,500	AMN Healthcare Services Inc.†	58,279	90,930

	IT Services — 0.7%
12,000	Heartland Payment Systems Inc.	207,081	210,360

	Machinery — 2.8%
3,500	DXP Enterprises Inc.†	43,739	80,780
1,150	Dynamic Materials Corp.	33,061	32,142
19,400	Flow International Corp.†	83,064	85,166
1,200	Gardner Denver Inc.	38,672	93,636
4,000	Lydall Inc.†	35,570	35,560
6,500	The Manitowoc Co. Inc.	43,760	142,220
10,600	Trinity Industries Inc.	258,094	388,702

		535,960	858,206

	Metals and Mining — 2.2%
2,700	5N Plus Inc.†	12,937	25,816
3,000	AK Steel Holding Corp.	49,650	47,340
3,900	Carpenter Technology Corp.	163,157	166,569
6,500	Century Aluminum Co.†	112,542	121,420
950	Franco-Nevada Corp.	21,629	34,874
9,300	Globe Specialty Metals Inc.	134,166	211,668
1,700	Materion Corp.†	25,979	69,360

		520,060	677,047

	Publishing — 0.6%
8,500	Belo Corp., Cl. A†	17,711	74,885
3,900	Journal Communications Inc., Cl. A†	18,539	23,400
1,900	Meredith Corp.	52,935	64,448
2,500	The Dolan Co.†	27,630	30,350

		116,815	193,083

	Real Estate — 0.1%
1,200	Kennedy-Wilson Holdings Inc.†	11,926	13,032

	Restaurants — 0.2%
5,700	Denny’s Corp.†	13,949	23,142
5,200	Morton’s Restaurant Group Inc.†	33,000	37,492

		46,949	60,634

	Retail — 2.8%
12,500	American Eagle Outfitters Inc.	188,254	198,625
4,700	Ethan Allen Interiors Inc.	90,254	102,930
3,300	Foot Locker Inc.	46,557	65,076
3,900	Saks Inc.†	7,341	44,109
4,100	Stage Stores Inc.	67,492	78,802
19,200	The Jones Group Inc.	267,200	264,000
6,900	The Wet Seal Inc., Cl. A†	23,184	29,532
1,900	Williams-Sonoma Inc.	25,114	76,950

		715,396	860,024

	Semiconductors — 9.2%
23,700	Advanced Analogic Technologies Inc.†	98,170	89,586
10,600	Advanced Energy Industries Inc.†	162,653	173,310
5,600	Atmel Corp.†	28,728	76,328
11,700	ATMI Inc.†	195,242	220,896
13,000	Brooks Automation Inc.†	88,776	178,490
13,000	Cascade Microtech Inc.†	74,326	80,340
7,950	Cohu Inc.	116,546	122,112
16,600	Entegris Inc.†	32,145	145,582
27,500	FormFactor Inc.†	354,590	283,250
15,000	FSI International Inc.†	23,016	65,700
18,500	Integrated Device Technology Inc.†	142,640	136,345
5,000	Kulicke & Soffa Industries Inc.†	10,089	46,750
4,100	Microsemi Corp.†	41,022	84,911
1,800	MKS Instruments Inc.	38,742	59,940
10,600	ON Semiconductor Corp.†	69,162	104,622
6,600	Pericom Semiconductor Corp.†	58,279	68,442
6,950	PLX Technology Inc.†	45,126	25,367
47,600	Rubicon Ltd.†	44,541	41,767
13,000	Silicon Image Inc.†	34,880	116,610
6,000	STEC Inc.†	69,593	120,540
12,800	Ultra Clean Holdings Inc.†	24,331	132,352
1,550	Ultratech Inc.†	20,411	45,570
5,700	Varian Semiconductor Equipment Associates Inc.†	153,064	277,419
1,900	Veeco Instruments Inc.†	62,119	96,596

		1,988,191	2,792,825

	Specialty Chemicals — 1.6%
3,200	Arch Chemicals Inc.	96,125	133,088
3,969	Ferro Corp.†	49,408	65,846
4,400	H.B. Fuller Co.	99,098	94,512
2,700	Olin Corp.	60,345	61,884
2,200	Valspar Corp.	45,355	86,020
2,650	Zep Inc.	41,708	46,137

		392,039	487,487

	Telecommunications — 1.2%
5,400	Atlantic Tele-Network Inc.	210,729	200,826
6,700	Sierra Wireless Inc.†	72,655	73,231
20,900	TeleCommunication Systems Inc., Cl. A†	85,605	86,108
5,800	UTStarcom Inc.†	12,875	13,630

		381,864	373,795

	Transportation — 0.1%
1,600	Marten Transport Ltd.	35,539	35,680

	TOTAL COMMON STOCKS	21,740,694	28,817,414

See accompanying notes to financial statements.

GAMCO Westwood SmallCap Equity Fund
Schedule of Investments (Continued) — March 31, 2011 (Unaudited)

Principal			Market
Amount		Cost	Value
	U.S. GOVERNMENT OBLIGATIONS — 7.0%
$2,150,000	U.S. Treasury Bills, 0.125% to 0.160%††, 06/16/11 to 09/22/11	$2,148,889	$2,149,098

	TOTAL INVESTMENTS — 101.7%	$23,889,583	30,966,512

	Other Assets and Liabilities (Net) — (1.7)%		(529,727)

	NET ASSETS — 100.0%		$30,436,785

†	Non-income producing security.

††	Represents annualized yield at date of purchase.
See accompanying notes to financial statements.

GAMCO Westwood Income Fund
Schedule of Investments — March 31, 2011 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 86.3%
	Agriculture — 0.7%
1,000	Archer-Daniels-Midland Co.	$28,410	$36,010

	Automotive — 2.3%
4,000	General Motors Co.†	132,000	124,120

	Banking — 3.6%
2,000	Bank of America Corp.	27,640	26,660
4,000	U.S. Bancorp	131,903	105,720
4,574	Valley National Bancorp	81,811	63,853

		241,354	196,233

	Computer Hardware — 3.8%
500	Apple Inc.†	45,563	174,225
200	International Business Machines Corp.	25,251	32,614

		70,814	206,839

	Computer Software and Services — 0.5%
1,000	EMC Corp.†	12,780	26,550

	Consumer Products — 2.2%
2,000	Tupperware Brands Corp.	96,142	119,420

	Diversified Industrial — 4.5%
6,000	General Electric Co.	94,338	120,300
2,000	Honeywell International Inc.	78,538	119,420

		172,876	239,720

	Electronics — 3.0%
8,000	Intel Corp.	188,828	161,360

	Energy and Utilities: Integrated — 0.9%
1,334	FirstEnergy Corp.	50,482	49,478

	Energy and Utilities: Natural Gas — 3.0%
6,000	Spectra Energy Corp.	155,279	163,080

	Energy and Utilities: Oil — 8.4%
1,500	Chevron Corp.	127,333	161,145
2,500	ConocoPhillips	200,189	199,650
1,000	Devon Energy Corp.	47,078	91,770

		374,600	452,565

	Energy and Utilities: Services — 6.9%
5,000	Halliburton Co.	180,373	249,200
1,000	Noble Corp.	48,914	45,620
1,000	Transocean Ltd.†	82,810	77,950

		312,097	372,770

	Energy and Utilities: Water — 3.4%
6,500	American Water Works Co. Inc.	113,655	182,325

	Financial Services — 5.7%
1	Alleghany Corp.†	104	106
27,000	Citigroup Inc.†	121,500	119,340
6,000	Wells Fargo & Co.	193,140	190,200

		314,744	309,646

	Food and Beverage — 13.4%
7,000	ConAgra Foods Inc.	174,145	166,250
6,522	General Mills Inc.	193,302	238,379
6,000	Kraft Foods Inc., Cl. A	196,380	188,160
2,000	PepsiCo Inc.	107,960	128,820

		671,787	721,609

	Health Care — 9.6%
2,883	Bristol-Myers Squibb Co.	70,582	76,198
1,500	Johnson & Johnson	85,403	88,875
2,520	Mead Johnson Nutrition Co.	107,163	145,984
2,000	Merck & Co. Inc.	70,774	66,020
6,940	Pfizer Inc.	146,422	140,951

		480,344	518,028

	Paper and Forest Products — 2.8%
5,000	International Paper Co.	144,201	150,900

	Retail — 1.4%
2,000	The Home Depot Inc.	79,247	74,120

	Specialty Chemicals — 5.8%
1,000	Air Products & Chemicals Inc.	78,554	90,180
4,000	E. I. du Pont de Nemours and Co.	198,318	219,880

		276,872	310,060

	Telecommunications — 4.4%
4,000	AT&T Inc.	128,045	122,400
3,000	Verizon Communications Inc.	118,791	115,620

		246,836	238,020

	TOTAL COMMON STOCKS	4,163,348	4,652,853

	PREFERRED STOCKS — 8.5%
	Financial Services — 8.5%
12,000	Bank One Capital Trust VI, 7.200% Pfd.	305,738	308,280
5,900	Wells Fargo Capital Trust IV, 7.000% Pfd.	150,504	148,975

		456,242	457,255

	TOTAL PREFERRED STOCKS	456,242	457,255

Principal
Amount
	CORPORATE BONDS — 4.6%
	Financial Services — 4.6%
$250,000	American Express Credit Corp., MTN, 0.414%, 06/16/11 (a)	250,000	250,061

	TOTAL INVESTMENTS — 99.4%	$4,869,590	5,360,169

	Other Assets and Liabilities (Net) — 0.6%		33,162

	NET ASSETS — 100.0%		$5,393,331

(a)	Floating rate security. The rate disclosed is that in effect at March 31, 2011.

†	Non-income producing security.

MTN	Medium Term Note
See accompanying notes to financial statements.

GAMCO Westwood Equity Fund
Schedule of Investments — March 31, 2011 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 98.6%
	Aerospace — 4.1%
14,900	General Dynamics Corp.	$1,151,680	$1,140,744
23,300	Raytheon Co.	988,478	1,185,271
31,000	The Boeing Co.	1,894,390	2,291,830

		4,034,548	4,617,845

	Automotive — 1.9%
69,900	General Motors Co.†	2,463,312	2,168,997

	Banking — 7.8%
157,600	Bank of America Corp.	2,399,667	2,100,808
74,084	JPMorgan Chase & Co.	2,134,433	3,415,272
107,100	Wells Fargo & Co.	2,169,434	3,395,070

		6,703,534	8,911,150

	Broadcasting — 1.1%
51,100	CBS Corp., Cl. B, Non-Voting	1,014,101	1,279,544

	Cable and Satellite — 2.0%
92,500	Comcast Corp., Cl. A	1,606,538	2,286,600

	Communications Equipment — 1.0%
52,900	Corning Inc.	823,599	1,091,327

	Computer Hardware — 4.9%
149,000	Dell Inc.†	2,165,249	2,161,990
14,200	International Business Machines Corp.	1,636,084	2,315,594
100,500	Xerox Corp.	1,011,501	1,070,325

		4,812,834	5,547,909

	Computer Software and Services — 3.0%
88,900	Microsoft Corp.	2,471,963	2,254,504
35,000	Oracle Corp.	638,744	1,167,950

		3,110,707	3,422,454

	Consumer Products — 2.0%
34,880	Philip Morris International Inc.	1,666,724	2,289,174

	Diversified Industrial — 4.0%
39,500	Honeywell International Inc.	1,575,221	2,358,545
37,600	ITT Corp.	1,758,739	2,257,880

		3,333,960	4,616,425

	Electronics — 3.0%
53,400	Intel Corp.	1,008,192	1,077,078
66,200	TE Connectivity Ltd.	2,397,109	2,305,084

		3,405,301	3,382,162

	Energy: Integrated — 4.1%
64,200	American Electric Power Co. Inc.	2,199,923	2,255,988
53,500	Dominion Resources Inc.	2,011,385	2,391,450

		4,211,308	4,647,438

	Energy: Natural Gas — 6.1%
17,406	Apache Corp.	1,291,302	2,278,794
46,500	EQT Corp.	1,962,500	2,320,350
43,900	Sempra Energy	2,266,128	2,348,650

		5,519,930	6,947,794

	Energy: Oil — 8.3%
30,100	Anadarko Petroleum Corp.	1,489,886	2,465,792
22,100	Chevron Corp.	1,528,097	2,374,203
27,500	Exxon Mobil Corp.	2,009,523	2,313,575
22,010	Occidental Petroleum Corp.	1,252,122	2,299,825

		6,279,628	9,453,395

	Entertainment — 2.1%
56,000	The Walt Disney Co.	1,667,672	2,413,040

	Financial Services — 12.1%
35,100	ACE Ltd.	1,694,663	2,270,970
42,300	Aflac Inc.	2,064,394	2,232,594
18,300	Ameriprise Financial Inc.	778,063	1,117,764
19,000	Franklin Resources Inc.	2,052,467	2,376,520
76,600	MetLife Inc.	2,972,252	3,426,318
36,400	The Allstate Corp.	1,152,605	1,156,792
19,600	The Travelers Companies Inc.	758,554	1,165,808

		11,472,998	13,746,766

	Food and Beverage — 0.9%
36,300	Sysco Corp.	827,956	1,005,510

	Health Care — 14.0%
50,000	Abbott Laboratories	2,602,990	2,452,500
45,500	Bristol-Myers Squibb Co.	1,090,057	1,202,565
43,000	Covidien plc	1,666,740	2,233,420
56,900	Johnson & Johnson	3,568,661	3,371,325
30,300	Merck & Co. Inc.	941,316	1,000,203
168,400	Pfizer Inc.	2,742,747	3,420,204
45,500	Teva Pharmaceutical Industries Ltd., ADR	2,438,596	2,282,735

		15,051,107	15,962,952

	Machinery — 1.1%
13,400	Deere & Co.	589,822	1,298,326

	Retail — 6.0%
68,000	CVS Caremark Corp.	1,979,162	2,333,760
100,800	The Gap Inc.	1,898,934	2,284,128
41,800	Wal-Mart Stores Inc.	2,270,021	2,175,690

		6,148,117	6,793,578

	Specialty Chemicals — 4.1%
42,100	E. I. du Pont de Nemours and Co.	1,324,109	2,314,237
61,200	The Dow Chemical Co.	2,051,263	2,310,300

		3,375,372	4,624,537

	Telecommunications — 3.0%
111,500	AT&T Inc.	3,128,891	3,411,900

	Transportation — 2.0%
23,300	Union Pacific Corp.	1,236,408	2,291,089

	TOTAL COMMON STOCKS	92,484,367	112,209,912

	SHORT-TERM INVESTMENTS — 0.0%
	Mutual Funds — 0.0%
49,204	Dreyfus Treasury & Agency Cash Management Fund, 0.110% *	49,204	49,204

	TOTAL INVESTMENTS — 98.6%	$92,533,571	112,259,116

	Other Assets and Liabilities (Net) — 1.4%		1,563,170

	NET ASSETS — 100.0%		$113,822,286

†	Non-income producing security.

*	Current yield.

ADR	American Depositary Receipt
See accompanying notes to financial statements.

GAMCO Westwood Balanced Fund
Schedule of Investments — March 31, 2011 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 61.1%
	Aerospace — 2.6%
8,900	General Dynamics Corp.	$687,941	$681,384
14,100	Raytheon Co.	506,276	717,267
22,000	The Boeing Co.	1,347,224	1,626,460

		2,541,441	3,025,111

	Automotive — 1.1%
42,000	General Motors Co.†	1,478,357	1,303,260

	Banking — 4.9%
109,400	Bank of America Corp.	1,655,876	1,458,302
47,696	JPMorgan Chase & Co.	1,195,039	2,198,786
65,500	Wells Fargo & Co.	1,304,465	2,076,350

		4,155,380	5,733,438

	Broadcasting — 0.7%
31,100	CBS Corp., Cl. B, Non-Voting	617,229	778,744

	Cable and Satellite — 1.3%
63,100	Comcast Corp., Cl. A	1,109,842	1,559,832

	Communications Equipment — 0.6%
34,300	Corning Inc.	542,534	707,609

	Computer Hardware — 3.1%
89,600	Dell Inc.†	1,300,320	1,300,096
9,400	International Business Machines Corp.	1,040,899	1,532,858
74,900	Xerox Corp.	763,879	797,685

		3,105,098	3,630,639

	Computer Software and Services — 1.8%
56,100	Microsoft Corp.	1,505,984	1,422,696
21,780	Oracle Corp.	390,559	726,799

		1,896,543	2,149,495

	Consumer Products — 1.6%
27,820	Philip Morris International Inc.	1,272,269	1,825,827

	Diversified Industrial — 2.4%
24,100	Honeywell International Inc.	959,161	1,439,011
22,990	ITT Corp.	1,064,808	1,380,550

		2,023,969	2,819,561

	Electronics — 1.9%
41,500	Intel Corp.	772,931	837,055
39,600	TE Connectivity Ltd.	1,433,953	1,378,872

		2,206,884	2,215,927

	Energy: Integrated — 2.4%
39,300	American Electric Power Co. Inc.	1,336,155	1,381,002
33,200	Dominion Resources Inc.	1,239,473	1,484,040

		2,575,628	2,865,042

	Energy: Natural Gas — 3.8%
12,655	Apache Corp.	938,839	1,656,793
28,200	EQT Corp.	1,189,587	1,407,180
27,100	Sempra Energy	1,398,529	1,449,850

		3,526,955	4,513,823

	Energy: Oil — 4.9%
19,300	Anadarko Petroleum Corp.	962,887	1,581,056
13,300	Chevron Corp.	914,631	1,428,819
16,700	Exxon Mobil Corp.	1,146,479	1,404,971
13,200	Occidental Petroleum Corp.	639,332	1,379,268

		3,663,329	5,794,114

	Entertainment — 1.2%
33,700	The Walt Disney Co.	926,566	1,452,133

	Financial Services — 7.4%
24,600	ACE Ltd.	1,072,327	1,591,620
27,100	Aflac Inc.	1,322,282	1,430,338
11,000	Ameriprise Financial Inc.	467,680	671,880
13,200	Franklin Resources Inc.	1,402,690	1,651,056
46,100	MetLife Inc.	1,780,409	2,062,053
21,800	The Allstate Corp.	690,272	692,804
11,700	The Travelers Companies Inc.	452,589	695,916

		7,188,249	8,795,667

	Food and Beverage — 0.5%
23,100	Sysco Corp.	526,894	639,870

	Health Care — 8.4%
30,300	Abbott Laboratories	1,583,237	1,486,215
27,400	Bristol-Myers Squibb Co.	653,900	724,182
25,700	Covidien plc	970,931	1,334,858
35,700	Johnson & Johnson	2,270,988	2,115,225
22,900	Merck & Co. Inc.	693,104	755,929
107,200	Pfizer Inc.	1,737,312	2,177,232
27,500	Teva Pharmaceutical Industries Ltd., ADR	1,493,597	1,379,675

		9,403,069	9,973,316

	Machinery — 0.8%
10,100	Deere & Co.	449,473	978,589

	Retail — 3.9%
46,700	CVS Caremark Corp.	1,332,084	1,602,744
74,900	The Gap Inc.	1,372,905	1,697,234
25,700	Wal-Mart Stores Inc.	1,395,735	1,337,685

		4,100,724	4,637,663

	Specialty Chemicals — 2.6%
28,600	E. I. du Pont de Nemours and Co.	904,240	1,572,142
39,600	The Dow Chemical Co.	1,322,364	1,494,900

		2,226,604	3,067,042

	Telecommunications — 1.9%
72,900	AT&T Inc.	2,119,490	2,230,740

	Transportation — 1.3%
15,800	Union Pacific Corp.	829,342	1,553,614

	TOTAL COMMON STOCKS	58,485,869	72,251,056

	SHORT-TERM INVESTMENTS — 3.5%
	Mutual Funds — 3.5%
4,168,299	Dreyfus Treasury & Agency Cash Management Fund, 0.110% *	4,168,299	4,168,299

Principal
Amount
	CORPORATE BONDS — 14.2%
	Banking — 3.3%
$1,250,000	Bank of America Corp., 5.375%, 06/15/14	1,272,489	1,338,605
500,000	Barclays Bank plc, Ser. 1, 5.000%, 09/22/16	511,496	530,724
1,125,000	Citigroup Inc., 5.500%, 10/15/14	1,128,140	1,214,401
750,000	JPMorgan Chase & Co., 6.300%, 04/23/19	771,172	831,491

		3,683,297	3,915,221

	Computer Software and Services — 0.7%
750,000	Oracle Corp., 4.950%, 04/15/13	750,184	808,342

See accompanying notes to financial statements.

GAMCO Westwood Balanced Fund
Schedule of Investments (Continued) — March 31, 2011 (Unaudited)

Principal			Market
Amount		Cost	Value
	CORPORATE BONDS (Continued)
	Diversified Industrial — 1.1%
$1,200,000	General Electric Co., 5.000%, 02/01/13	$1,203,876	$1,279,050

	Electronics — 0.7%
750,000	Koninklijke Philips Electronics NV, 4.625%, 03/11/13	748,788	793,751

	Energy: Integrated — 0.5%
500,000	Southern Co., 4.150%, 05/15/14	499,670	529,371

	Energy: Natural Gas — 0.9%
1,000,000	Apache Corp., 5.250%, 04/15/13	999,956	1,079,171

	Energy: Oil — 1.9%
1,000,000	Anadarko Petroleum Corp., 5.950%, 09/15/16	981,887	1,088,655
500,000	Marathon Oil Corp., 5.900%, 03/15/18	502,180	562,592
500,000	XTO Energy Inc., 6.500%, 12/15/18	567,044	604,089

		2,051,111	2,255,336

	Financial Services — 0.9%
950,000	ACE INA Holdings Inc., 5.600%, 05/15/15	968,634	1,042,040

	Food and Beverage — 0.8%
950,000	Anheuser-Busch Companies Inc., 4.375%, 01/15/13	945,984	998,665

	Metals and Mining — 0.7%
750,000	BHP Billiton Finance USA Ltd., 5.500%, 04/01/14	753,880	832,324

	Real Estate Investment Trusts — 0.6%
700,000	Vornado Realty LP, 4.250%, 04/01/15	697,640	717,417

	Telecommunications — 0.5%
500,000	AT&T Inc., 6.700%, 11/15/13	501,017	563,163

	Transportation — 0.9%
1,000,000	Burlington Northern Santa Fe LLC, Deb., 5.650%, 05/01/17	987,570	1,114,931

	Wireless Communications — 0.7%
750,000	Vodafone Group plc, 4.150%, 06/10/14	762,986	795,714

	TOTAL CORPORATE BONDS	15,554,593	16,724,496

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.8%
	Federal Home Loan Mortgage Corp. — 5.2%
1,500,000	2.125%, 03/23/12	1,508,223	1,525,814
1,250,000	5.125%, 07/15/12	1,246,696	1,325,896
1,500,000	5.250%, 04/18/16	1,485,557	1,699,539
1,500,000	3.750%, 03/27/19	1,495,178	1,548,867

		5,735,654	6,100,116

	Federal National Mortgage Association — 5.6%
1,250,000	3.375%, 05/19/11	1,253,890	1,253,890
1,500,000	5.375%, 11/15/11	1,501,484	1,547,613
1,250,000	4.375%, 09/15/12	1,295,547	1,318,384
1,500,000	5.000%, 04/15/15	1,536,361	1,670,406
775,000	5.375%, 06/12/17	826,599	884,873

		6,413,881	6,675,166

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	12,149,535	12,775,282

	U.S. GOVERNMENT OBLIGATIONS — 11.4%
	U.S. Treasury Bills — 0.8%
1,000,000	U.S. Treasury Bill, 0.426%††, 04/07/11	999,929	999,929

	U.S. Treasury Inflation Indexed Notes — 5.3%
900,000	1.250%, 04/15/14	939,936	1,001,531
1,200,000	2.500%, 07/15/16	1,313,741	1,486,638
1,500,000	1.375%, 07/15/18	1,457,027	1,633,002
900,000	2.125%, 01/15/19	941,754	1,031,251
1,000,000	1.375%, 01/15/20	1,071,462	1,069,062

		5,723,920	6,221,484

	U.S. Treasury Notes — 5.3%
1,500,000	3.375%, 11/30/12	1,498,726	1,569,258
750,000	0.750%, 08/15/13	750,329	746,309
1,500,000	4.000%, 02/15/15	1,484,601	1,629,375
1,000,000	3.625%, 08/15/19	1,022,281	1,033,906
1,250,000	3.375%, 11/15/19	1,210,463	1,263,868

		5,966,400	6,242,716

	TOTAL U.S. GOVERNMENT OBLIGATIONS	12,690,249	13,464,129

	TOTAL INVESTMENTS — 101.0%	$103,048,545	119,383,262

	Other Assets and Liabilities (Net) — (1.0)%		(1,144,785)

	NET ASSETS — 100.0%		$118,238,477

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

*	Current yield.

ADR	American Depositary Receipt
See accompanying notes to financial statements.

GAMCO Westwood Intermediate Bond Fund
Schedule of Investments — March 31, 2011 (Unaudited)

			Market
Shares		Cost	Value
	SHORT-TERM INVESTMENTS — 3.7%
	Mutual Funds — 3.7%
610,036	Dreyfus Treasury & Agency Cash Management Fund, 0.110% *	$610,036	$610,036

Principal
Amount
	CORPORATE BONDS — 42.5%
	Aerospace — 1.4%
$200,000	The Boeing Co., 6.000%, 03/15/19	204,653	230,490

	Banking — 6.4%
300,000	Bank of America Corp., 5.375%, 06/15/14	305,397	321,265
225,000	Barclays Bank plc, Ser. 1, 5.000%, 09/22/16	225,967	238,826
250,000	Citigroup Inc., 5.500%, 10/15/14	250,698	269,867
200,000	JPMorgan Chase & Co., 6.300%, 04/23/19	198,882	221,731

		980,944	1,051,689

	Computer Hardware — 1.2%
200,000	Hewlett-Packard Co., 2.250%, 05/27/11	200,166	200,166

	Computer Software and Services — 2.5%
250,000	Microsoft Corp., 1.625%, 09/25/15	249,824	242,296
150,000	Oracle Corp., 4.950%, 04/15/13	149,977	161,669

		399,801	403,965

	Consumer Products — 1.1%
150,000	Philip Morris International Inc., 6.875%, 03/17/14	150,506	172,276

	Diversified Industrial — 1.6%
250,000	General Electric Co., 5.000%, 02/01/13	250,807	266,469

	Electronics — 2.6%
200,000	Arrow Electronics Inc., 6.000%, 04/01/20	199,801	212,035
200,000	Koninklijke Philips Electronics NV, 4.625%, 03/11/13	199,709	211,667

		399,510	423,702

	Energy and Utilities: Electric Integrated — 2.9%
275,000	Dominion Resources Inc., 6.400%, 06/15/18	330,932	314,430
150,000	Southern Co., 4.150%, 05/15/14	149,901	158,811

		480,833	473,241

	Energy and Utilities: Natural Gas — 1.3%
200,000	Apache Corp., 5.250%, 04/15/13	199,813	215,834

	Energy and Utilities: Oil — 3.7%
200,000	Anadarko Petroleum Corp., 5.950%, 09/15/16	196,379	217,731
125,000	Marathon Oil Corp., 5.900%, 03/15/18	125,545	140,648
200,000	XTO Energy Inc., 6.500%, 12/15/18	226,818	241,636

		548,742	600,015

	Financial Services — 6.9%
175,000	ACE INA Holdings Inc., 5.600%, 05/15/15	174,599	191,955
300,000	Berkshire Hathaway Finance Corp., 5.125%, 09/15/12	311,570	317,771
260,000	International Bank for Reconstruction & Development, 8.625%, 10/15/16	293,967	333,562
275,000	Merrill Lynch & Co. Inc., MTN, Series C, 5.000%, 01/15/15	275,122	291,187

		1,055,258	1,134,475

	Food and Beverage — 4.5%
250,000	Anheuser-Busch Companies Inc., 4.375%, 01/15/13	248,946	262,807
200,000	Dr Pepper Snapple Group Inc., 2.350%, 12/21/12	199,960	203,992
250,000	Kraft Foods Inc., 5.375%, 02/10/20	254,104	264,402

		703,010	731,201

	Metals and Mining — 1.4%
200,000	BHP Billiton Finance USA Ltd., 5.500%, 04/01/14	201,035	221,953

	Real Estate Investment Trusts — 1.6%
250,000	Vornado Realty LP, 4.250%, 04/01/15	249,236	256,221

	Telecommunications — 1.2%
175,000	AT&T Inc., 6.700%, 11/15/13	175,357	197,107

	Transportation — 2.2%
200,000	Burlington Northern Santa Fe LLC, Deb., 5.650%, 05/01/17	199,332	222,986
125,000	CSX Corp., 6.250%, 04/01/15	124,956	141,446

		324,288	364,432

	TOTAL CORPORATE BONDS	6,523,959	6,943,236

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 27.4%
	Federal Home Loan Bank — 1.7%
250,000	5.375%, 05/18/16	250,955	284,860

	Federal Home Loan Mortgage Corp. — 10.1%
400,000	2.125%, 03/23/12	402,451	406,884
250,000	5.125%, 07/15/12	253,945	265,179
225,000	5.000%, 07/15/14	243,142	249,711
325,000	5.250%, 04/18/16	356,546	368,233
350,000	3.750%, 03/27/19	345,204	361,402

		1,601,288	1,651,409

	Federal National Mortgage Association — 13.3%
350,000	3.375%, 05/19/11	350,859	350,859
250,000	4.375%, 09/15/12	259,141	263,677
375,000	4.375%, 03/15/13	391,304	400,760
350,000	2.750%, 02/05/14	362,302	363,898
300,000	5.000%, 04/15/15	308,338	334,081
275,000	5.375%, 06/12/17	293,309	313,987
62,235	Pool #745122, 5.500%, 09/01/20	62,005	67,629
67,329	Pool #255554, 5.500%, 01/01/35	68,116	72,427

		2,095,374	2,167,318

See accompanying notes to financial statements.

GAMCO Westwood Intermediate Bond Fund
Schedule of Investments (Continued) — March 31, 2011 (Unaudited)

Principal			Market
Amount		Cost	Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
	Government National Mortgage Association — 2.3%
$34,528	Pool #562288, 6.000%, 12/15/33	$35,040	$38,209
67,336	Pool #604946, 5.500%, 01/15/34	68,071	73,372
58,113	Pool #604970, 5.500%, 01/15/34	58,599	63,322
87,031	Pool #003747, 5.000%, 08/20/35	86,309	92,824
95,728	Pool #550728, 5.500%, 11/15/35	95,831	104,159

		343,850	371,886

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	4,291,467	4,475,473

	U.S. GOVERNMENT OBLIGATIONS — 25.6%
	U.S. Treasury Bills — 2.1%
350,000	U.S. Treasury Bill, 0.426%††, 04/07/11	349,975	349,975

	U.S. Treasury Inflation Indexed Notes — 10.0%
225,000	1.250%, 04/15/14	234,991	250,383
275,000	2.500%, 07/15/16	301,068	340,688
300,000	1.375%, 07/15/18	287,755	326,600
275,000	2.125%, 01/15/19	288,996	315,104
350,000	2.500%, 01/15/29	382,343	407,716

		1,495,153	1,640,491

	U.S. Treasury Notes — 10.4%
300,000	0.625%, 07/31/12	300,598	300,728
350,000	1.375%, 01/15/13	355,414	354,197
400,000	0.750%, 08/15/13	400,175	398,031
275,000	3.500%, 02/15/18	275,320	286,322
350,000	3.375%, 11/15/19	338,929	353,883

		1,670,436	1,693,161

	U.S. Treasury Bonds — 3.1%
250,000	7.125%, 02/15/23	296,686	331,602
150,000	5.375%, 02/15/31	167,294	171,563

		463,980	503,165

	TOTAL U.S. GOVERNMENT OBLIGATIONS	3,979,544	4,186,792

	TOTAL INVESTMENTS — 99.2%	$15,405,006	16,215,537

	Other Assets and Liabilities (Net) — 0.8%		127,706

	NET ASSETS — 100.0%		$16,343,243

††	Represents annualized yield at date of purchase.

*	Current yield.

MTN	Medium Term Note
See accompanying notes to financial statements.

GAMCO Westwood Funds
Statements of Assets and Liabilities
March 31, 2011 (Unaudited)

	Mighty	SmallCap	Income	Equity	Balanced	Intermediate
	MitesSM Fund	Equity Fund	Fund	Fund	Fund	Bond Fund
Assets:
Investments, at value (cost $529,692,782, $23,889,583, $4,869,590, $92,533,571, $103,048,545, and $15,405,006, respectively)	$662,722,205	$30,966,512	$5,360,169	$112,259,116	$119,383,262	$16,215,537
Investments in affiliates, at value (cost $7,686,753)	9,569,126	—	—	—	—	—
Cash	2,370	32,056	41,210	—	—	—
Receivable for Fund shares issued	5,169,523	670,840	36	95,383	345,580	2,609
Receivable for investments sold	45,054	—	196,681	2,480,961	823,313	—
Dividends and interest receivable	147,141	11,843	7,496	169,963	569,861	151,897
Prepaid expenses	67,774	26,523	23,518	39,524	37,964	26,840

Total Assets	677,723,193	31,707,774	5,629,110	115,044,947	121,159,980	16,396,883

Liabilities:
Payable for investments purchased	4,479,125	1,017,255	202,921	799,926	1,689,030	—
Payable for Fund shares redeemed	798,823	189,682	—	191,176	1,041,260	118
Distributions payable	—	—	—	—	—	12,766
Payable for investment advisory fees	532,649	19,808	431	96,237	75,333	1,918
Payable for distribution fees	197,358	8,875	1,204	25,658	29,008	3,867
Payable for accounting fees	7,500	—	—	7,500	7,500	—
Payable for legal and audit fees	75,550	25,935	24,944	31,897	33,000	24,772
Payable for shareholder communications expenses	63,501	3,038	2,069	30,175	23,596	2,917
Payable for shareholder services fees	67,159	4,316	2,876	39,002	21,751	3,553
Other accrued expenses	2,724	2,080	1,334	1,090	1,025	3,729

Total Liabilities	6,224,389	1,270,989	235,779	1,222,661	2,921,503	53,640

Net Assets	$671,498,804	$30,436,785	$5,393,331	$113,822,286	$118,238,477	$16,343,243

Net Assets Consist of:
Paid-in capital	$529,292,882	$28,276,593	$7,561,609	$119,948,296	$113,271,766	$15,415,693
Accumulated net investment income/(loss)	(5,964,275)	(94,844)	376	170,377	12,782	4,905
Accumulated net realized gain/(loss) on investments and foreign currency transactions	13,258,360	(4,821,894)	(2,659,233)	(26,021,932)	(11,380,788)	112,114
Net unrealized appreciation on investments	134,911,796	7,076,929	490,579	19,725,545	16,334,717	810,531
Net unrealized appreciation on foreign currency	41	1	—	—	—	—

Net Assets	$671,498,804	$30,436,785	$5,393,331	$113,822,286	$118,238,477	$16,343,243

Shares of Beneficial Interest each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net assets	$444,192,860	$19,487,097	$5,172,537	$106,418,922	$106,398,044	$15,095,590

Shares of beneficial interest outstanding	24,408,507	1,093,428	606,178	11,188,813	9,624,260	1,301,423

Net Asset Value, offering, and redemption price per share	$18.20	$17.82	$8.53	$9.51	$11.06	$11.60

Class A:
Net assets	$89,344,942	$5,905,154	$47,487	$5,425,568	$4,971,451	$529,640

Shares of beneficial interest outstanding	4,985,710	336,189	5,380	572,175	447,795	45,669

Net Asset Value and redemption price per share	$17.92	$17.56	$8.83	$9.48	$11.10	$11.60

Maximum offering price per share (NAV ÷ 0.96, based on maximum sales charge of 4.00% of the offering price)	$18.67	$18.29	$9.20	$9.88	$11.56	$12.08

Class B:
Net assets	$45,249	$7,372	$—	$—	$42,396	$30,306

Shares of beneficial interest outstanding	2,690	441	—	—	3,784	2,613

Net Asset Value and offering price per share(a)	$16.82	$16.72	$—	$—	$11.20	$11.60

Class C:
Net assets	$90,105,962	$4,200,071	$101,687	$1,041,848	$5,053,206	$564,564

Shares of beneficial interest outstanding	5,391,607	253,320	10,734	112,786	450,908	51,193

Net Asset Value and offering price per share(a)	$16.71	$16.58	$9.47	$9.24	$11.21	$11.03

Class I:
Net assets	$47,809,791	$837,091	$71,620	$935,948	$1,773,380	$123,143

Shares of beneficial interest outstanding	2,609,047	46,608	8,390	98,338	160,496	10,607

Net Asset Value, offering, and redemption price per share	$18.32	$17.96	$8.54	$9.52	$11.05	$11.61

(a)	Redemption price varies based on the length of time held.
See accompanying notes to financial statements.

GAMCO Westwood Funds
Statements of Operations
For the Six Months Ended March 31, 2011 (Unaudited)

	Mighty	SmallCap	Income	Equity	Balanced	Intermediate
	MitesSM Fund	Equity Fund	Fund	Fund	Fund	Bond Fund
Investment Income:
Dividends — unaffiliated (net of foreign withholding taxes of $2,129, $304, $0, $0, $277, and $0, respectively)	$1,726,679	$85,869	$78,584	$1,236,885	$816,509	$197
Dividends — affiliated	16,350	—	—	—	—	—
Interest	122,125	653	651	—	810,944	288,134

Total Investment Income	1,865,154	86,522	79,235	1,236,885	1,627,453	288,331

Expenses:
Investment advisory fees	2,575,099	105,686	26,965	559,723	446,890	51,218
Distribution fees — Class AAA	434,677	17,504	6,322	130,360	134,211	19,376
Distribution fees — Class A	173,543	10,882	438	14,156	12,571	883
Distribution fees — Class B	301	33	—	—	315	173
Distribution fees — Class C	316,874	7,901	484	5,298	24,825	4,397
Accounting fees	22,500	—	—	22,500	22,500	—
Custodian fees	41,808	6,792	2,707	10,441	10,099	3,465
Interest expense	—	3	15	205	—	11
Legal and audit fees	37,344	15,500	13,857	25,829	26,020	14,902
Registration expenses	38,853	17,251	20,492	25,373	25,168	17,958
Shareholder communications expenses	71,907	3,106	1,757	21,885	17,536	2,434
Shareholder services fees	234,311	7,929	2,724	60,067	39,917	5,419
Trustees’ fees	7,949	330	100	2,068	2,220	342
Miscellaneous expenses	16,797	4,591	3,947	8,529	8,922	6,365

Total Expenses	3,971,963	197,508	79,808	886,434	771,194	126,943

Less:
Expense reimbursements (See Note 3)	—	(29,077)	(34,420)	—	—	(38,081)
Advisory fee reduction on unsupervised assets (See Note 3)	(55,554)	—	—	—	—	—
Custodian fee credits	—	—	—	(10,371)	(9,736)	—

Total Reimbursements, Reductions, and Credits	(55,554)	(29,077)	(34,420)	(10,371)	(9,736)	(38,081)

Net Expenses	3,916,409	168,431	45,388	876,063	761,458	88,862

Net Investment Income/(Loss)	(2,051,255)	(81,909)	33,847	360,822	865,995	199,469

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	14,260,525	728,289	34,916	8,587,682	6,430,090	112,219
Net realized loss on foreign currency transactions	(60)	(355)	—	—	—	—

Net realized gain on investments and foreign currency transactions	14,260,465	727,934	34,916	8,587,682	6,430,090	112,219

Net change in unrealized appreciation/depreciation:
on investments	70,598,542	5,139,298	634,529	8,719,584	4,105,845	(523,727)
on foreign currency translations	(69)	1	—	—	—	—

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	70,598,473	5,139,299	634,529	8,719,584	4,105,845	(523,727)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	84,858,938	5,867,233	669,445	17,307,266	10,535,935	(411,508)

Net Increase/(Decrease) in Net Assets Resulting from Operations	$82,807,683	$5,785,324	$703,292	$17,668,088	$11,401,930	$(212,039)

See accompanying notes to financial statements.

GAMCO Westwood Funds
Statements of Changes in Net Assets

	Mighty MitesSM Fund		SmallCap Equity Fund
	For the Six	For the	For the Six	For the
	Months Ended	Year Ended	Months Ended	Year Ended
	March 31, 2011	September 30,	March 31, 2011	September 30,
	(Unaudited)	2010	(Unaudited)	2010
Operations:
Net investment loss	$(2,051,255)	$(2,035,421)	$(81,909)	$(126,537)
Net realized gain on investments and foreign currency transactions	14,260,465	10,978,383	727,934	1,082,077
Net change in unrealized appreciation on investments and foreign currency transactions	70,598,473	33,904,771	5,139,299	945,012

Net Increase in Net Assets Resulting from Operations	82,807,683	42,847,733	5,785,324	1,900,552

Distributions to Shareholders:
Net investment income
Class AAA	(1,069,974)	—	—	—
Class A	(134,992)	—	—	—
Class I	(151,906)	—	—	—

	(1,356,872)	—	—	—

Net realized gain
Class AAA	(7,450,321)	(37,124)	—	—
Class A	(1,501,929)	(4,628)	—	—
Class B	(2,195)	(26)	—	—
Class C	(1,401,229)	(3,910)	—	—
Class I	(685,228)	(2,984)	—	—

	(11,040,902)	(48,672)	—	—

Total Distributions to Shareholders	(12,397,774)	(48,672)	—	—

Shares of Beneficial Interest Transactions:
Proceeds from shares issued
Class AAA	174,167,818	128,720,205	7,216,205	3,017,670
Class A	43,156,804	37,358,815	1,546,260	1,082,263
Class B	3,399	—	—	1,692
Class C	44,293,153	25,737,887	2,935,887	586,710
Class I	24,939,017	10,894,878	329,465	1,389,079

	286,560,191	202,711,785	12,027,817	6,077,414

Proceeds from reinvestment of distributions
Class AAA	7,225,290	33,740	—	—
Class A	1,326,762	3,921	—	—
Class B	2,195	26	—	—
Class C	1,059,902	2,929	—	—
Class I	420,005	1,751	—	—

	10,034,154	42,367	—	—

Cost of shares redeemed
Class AAA	(46,880,481)	(68,496,152)	(1,976,337)	(2,689,387)
Class A	(12,987,585)	(9,881,228)	(371,583)	(218,956)
Class B	(45,922)	(50,832)	—	(1,741)
Class C	(4,002,682)	(2,880,022)	(66,555)	(104,065)
Class I	(5,648,583)	(2,769,144)	(946,210)	(693,469)

	(69,565,253)	(84,077,378)	(3,360,685)	(3,707,618)

Net Increase in Net Assets from Shares of Beneficial Interest Transactions	227,029,092	118,676,774	8,667,132	2,369,796

Redemption Fees	5,581	689	317	1,751

Net Increase in Net Assets	297,444,582	161,476,524	14,452,773	4,272,099

Net Assets:
Beginning of period	374,054,222	212,577,698	15,984,012	11,711,913

End of period	$671,498,804	$374,054,222	$30,436,785	$15,984,012

Undistributed net investment income	—	—	—	—

See accompanying notes to financial statements.

GAMCO Westwood Funds
Statements of Changes in Net Assets (Continued)

	Income Fund		Equity Fund
	For the Six	For the	For the Six	For the
	Months Ended	Year Ended	Months Ended	Year Ended
	March 31, 2011	September 30,	March 31, 2011	September 30,
	(Unaudited)	2010	(Unaudited)	2010
Operations:
Net investment income	$33,847	$87,370	$360,822	$678,220
Net realized gain/(loss) on investments	34,916	(96,177)	8,587,682	8,500,599
Net change in unrealized appreciation/depreciation on investments	634,529	508,524	8,719,584	(229,649)

Net Increase in Net Assets Resulting from Operations	703,292	499,717	17,668,088	8,949,170

Distributions to Shareholders:
Net investment income
Class AAA	(31,435)	(76,135)	(588,343)	(1,172,352)
Class A	(1,358)	(2,880)	(16,239)	(45,986)
Class B	—	—	—	(17)
Class C	(182)	(604)	—	(3,199)
Class I	(491)	(885)	(7,652)	(7,670)

Total Distributions to Shareholders	(33,466)	(80,504)	(612,234)	(1,229,224)

Shares of Beneficial Interest Transactions:
Proceeds from shares issued
Class AAA	535,271	449,585	3,835,690	12,835,644
Class A	14,629	288,780	452,465	1,187,734
Class C	960	13,137	49,423	171,700
Class I	9,266	14,274	73,390	640,637

	560,126	765,776	4,410,968	14,835,715

Proceeds from reinvestment of distributions
Class AAA	29,441	71,125	543,647	1,098,889
Class A	1,350	2,878	15,626	43,561
Class B	—	—	—	17
Class C	145	515	—	3,159
Class I	405	783	7,644	7,670

	31,341	75,301	566,917	1,153,296

Cost of shares redeemed
Class AAA	(843,220)	(947,840)	(13,797,287)	(53,540,807)
Class A	(330,577)	(50,559)	(2,548,698)	(1,083,380)
Class B	—	(79) *	(7,254) **	(88)
Class C	(8,279)	(190,868)	(171,269)	(309,984)
Class I	(266)	(22,634)	(337,244)	(333,598)

	(1,182,342)	(1,211,980)	(16,861,752)	(55,267,857)

Net Decrease in Net Assets from Shares of Beneficial Interest Transactions	(590,875)	(370,903)	(11,883,867)	(39,278,846)

Redemption Fees	52	—	—	—

Net Increase/(Decrease) in Net Assets	79,003	48,310	5,171,987	(31,558,900)
Net Assets:
Beginning of period	5,314,328	5,266,018	108,650,299	140,209,199

End of period	$5,393,331	$5,314,328	$113,822,286	$108,650,299

Undistributed net investment income	$376	—	$170,377	$421,789

*	Income Fund’s Class B Shares were fully redeemed and closed on December 1, 2009.

**	Equity Fund’s Class B Shares were fully redeemed and closed on March 1, 2011.
See accompanying notes to financial statements.

GAMCO Westwood Funds
Statements of Changes in Net Assets (Continued)

	Balanced Fund		Intermediate Bond Fund
	For the Six	For the	For the Six	For the
	Months Ended	Year Ended	Months Ended	Year Ended
	March 31, 2011	September 30,	March 31, 2011	September 30,
	(Unaudited)	2010	(Unaudited)	2010
Operations:
Net investment income	$865,995	$1,805,394	$199,469	$397,954
Net realized gain on investments	6,430,090	4,758,237	112,219	33,821
Net change in unrealized appreciation/depreciation on investments	4,105,845	1,729,287	(523,727)	695,999

Net Increase/(Decrease) in Net Assets Resulting from Operations	11,401,930	8,292,918	(212,039)	1,127,774

Distributions to Shareholders:
Net investment income
Class AAA	(798,907)	(1,688,728)	(184,546)	(368,264)
Class A	(30,899)	(67,141)	(5,789)	(10,734)
Class B	(197)	(763)	(280)	(1,479)
Class C	(17,892)	(35,350)	(6,856)	(14,335)
Class I	(14,928)	(27,648)	(1,998)	(3,841)

	(862,823)	(1,819,630)	(199,469)	(398,653)

Net realized gain
Class AAA	—	—	(28,090)	(103,560)
Class A	—	—	(887)	(3,757)
Class B	—	—	(64)	(903)
Class C	—	—	(1,914)	(4,280)
Class I	—	—	(334)	(780)

	—	—	(31,289)	(113,280)

Total Distributions to Shareholders	(862,823)	(1,819,630)	(230,758)	(511,933)

Shares of Beneficial Interest Transactions:
Proceeds from shares issued
Class AAA	6,524,689	12,228,366	1,600,038	4,725,121
Class A	105,146	210,320	178,166	287,448
Class B	—	13,292	—	—
Class C	332,343	1,095,718	161,930	1,558,481
Class I	290,755	895,950	87,383	140,294

	7,252,933	14,443,646	2,027,517	6,711,344

Proceeds from reinvestment of distributions
Class AAA	770,422	1,627,433	140,916	326,510
Class A	27,317	60,259	4,865	10,834
Class B	123	430	243	1,262
Class C	13,143	24,903	7,567	17,068
Class I	14,920	27,636	2,316	4,325

	825,925	1,740,661	155,907	359,999

Cost of shares redeemed
Class AAA	(17,177,065)	(36,266,445)	(3,283,045)	(2,507,576)
Class A	(739,304)	(1,412,210)	(127,678)	(349,373)
Class B	(45,882)	(41,933)	(7,412)	(94,401)
Class C	(703,832)	(1,257,696)	(1,296,869)	(489,893)
Class I	(457,242)	(668,924)	(86,860)	(347,556)

	(19,123,325)	(39,647,208)	(4,801,864)	(3,788,799)

Net Increase/(Decrease) in Net Assets from Shares of Beneficial Interest Transactions	(11,044,467)	(23,462,901)	(2,618,440)	3,282,544

Net Increase/(Decrease) in Net Assets	(505,360)	(16,989,613)	(3,061,237)	3,898,385
Net Assets:
Beginning of period	118,743,837	135,733,450	19,404,480	15,506,095

End of period	$118,238,477	$118,743,837	$16,343,243	$19,404,480

Undistributed net investment income	$12,782	$9,610	$4,905	$4,905

See accompanying notes to financial statements.

GAMCO Westwood Funds
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions to Shareholders											Ratios to Average Net Assets/Supplemental Data
																			Operating
																			Expenses		Operating
				Net										Net		Net			Net of		Expenses
	Net Asset	Net		Realized and	Total		Net							Asset		Assets,	Net		Waivers/		Before
	Value,	Investment		Unrealized	From	Net	Realized							Value,		End of	Investment		Reimburse-		Waivers/		Portfolio
Period Ended	Beginning	Income		Gain (Loss) on	Investment	Investment	Gain on		Return of	Total		Redemption		End of	Total	Period	Income		ments/		Reimburse-		Turnover
September 30	of Period	(Loss)(a)(b)		Investments	Operations	Income	Investments		Capital	Distributions		Fees(a)		Period	Return†	(in 000’s)	(Loss)(b)		Reductions		ments(c)		Rate††
Mighty MitesSM Fund
Class AAA
2011(d)	$15.81	$(0.06)		$2.93	$2.87	$(0.06)	$(0.42)		—	$(0.48)		$0.00	(e)	$18.20	18.5%	$444,193	(0.68)	%(f)	1.41	%(f)	1.43%	(f)(g)	14%
2010	13.49	(0.10)		2.42	2.32	—	(0.00	)(e)	—	(0.00	)(e)	0.00	(e)	15.81	17.2	261,810	(0.67)		1.55		1.58	(g)	27
2009	13.41	(0.08)		0.47	0.39	—	(0.29)		$(0.02)	(0.31)		0.00	(e)	13.49	3.5	170,181	(0.69)		1.65		1.66	(g)	32
2008	17.05	(0.00	)(e)	(2.11)	(2.11)	(0.06)	(1.47)		—	(1.53)		0.00	(e)	13.41	(13.2)	55,808	(0.01)		1.71		1.71		18
2007	16.01	0.08		3.42	3.50	—	(2.46)		—	(2.46)		0.00	(e)	17.05	23.9	48,252	0.48		1.64		1.64		21
2006	16.73	(0.04)		1.34	1.30	—	(2.02)		—	(2.02)		—		16.01	9.0	36,843	(0.28)		1.61		1.61		4
Class A
2011(d)	$15.57	$(0.08)		$2.89	$2.81	$(0.04)	$(0.42)		—	$(0.46)		$0.00	(e)	$17.92	18.4%	$89,345	(0.92)	%(f)	1.66	%(f)	1.68%	(f)(g)	14%
2010	13.32	(0.13)		2.38	2.25	—	(0.00	)(e)	—	(0.00	)(e)	0.00	(e)	15.57	16.9	48,464	(0.91)		1.80		1.83	(g)	27
2009	13.26	(0.10)		0.47	0.37	—	(0.29)		$(0.02)	(0.31)		0.00	(e)	13.32	3.4	16,187	(0.90)		1.90		1.91	(g)	32
2008	16.94	(0.04)		(2.10)	(2.14)	(0.07)	(1.47)		—	(1.54)		0.00	(e)	13.26	(13.5)	6,134	(0.27)		1.96		1.96		18
2007	15.94	0.36		3.10	3.46	—	(2.46)		—	(2.46)		0.00	(e)	16.94	23.8	2,246	2.13		1.89		1.89		21
2006	16.70	(0.10)		1.36	1.26	—	(2.02)		—	(2.02)		—		15.94	8.7	3	(0.63)		1.86		1.86		4
Class B
2011(d)	$14.64	$(0.09)		$2.69	$2.60	—	$(0.42)		—	$(0.42)		$0.00	(e)	$16.82	18.1%	$45	(1.11)	%(f)	2.16	%(f)	2.18%	(f)(g)	14%
2010	12.59	(0.19)		2.24	2.05	—	(0.00	)(e)	—	(0.00	)(e)	0.00	(e)	14.64	16.3	77	(1.41)		2.30		2.33	(g)	27
2009	12.63	(0.14)		0.41	0.27	—	(0.29)		$(0.02)	(0.31)		0.00	(e)	12.59	2.8	116	(1.34)		2.40		2.41	(g)	32
2008	16.21	(0.10)		(2.01)	(2.11)	—	(1.47)		—	(1.47)		0.00	(e)	12.63	(13.9)	169	(0.73)		2.46		2.46		18
2007	15.43	(0.06)		3.30	3.24	—	(2.46)		—	(2.46)		0.00	(e)	16.21	23.0	422	(0.40)		2.39		2.39		21
2006	16.31	(0.15)		1.29	1.14	—	(2.02)		—	(2.02)		—		15.43	8.1	452	(1.00)		2.36		2.36		4
Class C
2011(d)	$14.55	$(0.12)		$2.70	$2.58	—	$(0.42)		—	$(0.42)		$0.00	(e)	$16.71	18.1%	$90,106	(1.48)	%(f)	2.16	%(f)	2.18%	(f)(g)	14%
2010	12.51	(0.19)		2.23	2.04	—	(0.00	)(e)	—	(0.00	)(e)	0.00	(e)	14.55	16.3	40,297	(1.41)		2.30		2.33	(g)	27
2009	12.55	(0.15)		0.42	0.27	—	(0.29)		$(0.02)	(0.31)		0.00	(e)	12.51	2.8	13,566	(1.42)		2.40		2.41	(g)	32
2008	16.13	(0.10)		(2.00)	(2.10)	$(0.01)	(1.47)		—	(1.48)		0.00	(e)	12.55	(13.9)	4,671	(0.78)		2.46		2.46		18
2007	15.35	0.10		3.14	3.24	—	(2.46)		—	(2.46)		0.00	(e)	16.13	23.2	2,041	0.65		2.39		2.39		21
2006	16.24	(0.15)		1.28	1.13	—	(2.02)		—	(2.02)		—		15.35	8.1	311	(1.01)		2.36		2.36		4
Class I
2011(d)	$15.92	$(0.04)		$2.95	$2.91	$(0.09)	$(0.42)		—	$(0.51)		$0.00	(e)	$18.32	18.6%	$47,810	(0.49)	%(f)	1.16	%(f)	1.18%	(f)(g)	14%
2010	13.55	(0.06)		2.43	2.37	—	(0.00	)(e)	—	(0.00	)(e)	0.00	(e)	15.92	17.5	23,406	(0.41)		1.30		1.33	(g)	27
2009	13.44	(0.06)		0.48	0.42	—	(0.29)		$(0.02)	(0.31)		0.00	(e)	13.55	3.7	12,528	(0.48)		1.40		1.41	(g)	32
2008(h)	13.96	0.03		(0.55)	(0.52)	—	—		—	—		0.00	(e)	13.44	(3.7)	893	0.26	(f)	1.46	(f)	1.46	(f)	18

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the year ended September 30, 2007 would have been 23%. The portfolio turnover rate for the year ended 2006 would have been as shown. Also, for the year ended September 30, 2009, the calculation of the portfolio turnover rate excluded from purchases the value of securities acquired in connection with the Fund’s Reorganization (see Note 9).

(a)	Per share data is calculated using the average shares outstanding method.

(b)	Due to capital share activity, net investment income per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.

(c)	The fund incurred interest expense during the year ended September 30, 2006. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.57% (Class AAA), 1.82% (Class A), 2.32% (Class B and Class C), respectively. For the years ended September 30, 2010, 2009, 2008, and 2007, the effect of interest expense was minimal. For the six months ended March 31, 2011, there was no interest expense.

(d)	For the six months ended March 31, 2011, unaudited.

(e)	Amount represents less than $0.005 per share.

(f)	Annualized.

(g)	Before advisory fee reduction on unsupervised assets totaling 0.02%, 0.03%, and 0.01% of net assets for the six months ended March 31, 2011 and the years ended September 30, 2010 and 2009, respectively.

(h)	From the commencement of offering Class I Shares on January 11, 2008 through September 30, 2008.
See accompanying notes to financial statements.

GAMCO Westwood Funds
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders							Ratios to Average Net Assets /Supplemental Data
														Operating		Operating
			Net						Net		Net			Expenses		Expenses
	Net Asset	Net	Realized and	Total					Asset		Assets,	Net		Net of		Before
	Value,	Investment	Unrealized	From	Net				Value,		End of	Investment		Waivers/		Waivers/		Portfolio
Period Ended	Beginning	Income	Gain (Loss) on	Investment	Investment	Total	Redemption		End of	Total	Period	Income		Reimburse-		Reimburse-		Turnover
September 30	of Period	(Loss)(a)	Investments	Operations	Income	Distributions	Fees(a)		Period	Return†	(in 000’s)	(Loss)		ments††		ments†††		Rate
SmallCap Equity Fund
Class AAA
2011(b)	$13.36	$(0.05)	$4.51	$4.46	—	—	$0.00	(c)	$17.82	33.4%	$19,487	(0.68)	%(d)	1.50%	(d)(e)	1.78	%(d)	13%
2010	11.60	(0.10)	1.86	1.76	—	—	0.00	(c)	13.36	15.2	10,435	(0.81)		1.50	(e)	1.99		28
2009	11.99	(0.06)	(0.33)	(0.39)	—	—	—		11.60	(3.3)	8,856	(0.68)		1.50	(e)	2.80		55
2008	14.99	(0.03)	(2.97)	(3.00)	—	—	—		11.99	(20.0)	8,491	(0.23)		1.58	(e)	2.62		123
2007	12.51	(0.04)	2.68	2.64	$(0.16)	$(0.16)	—		14.99	21.2	8,672	(0.28)		1.71		2.24		90
2006	11.29	0.14	1.08	1.22	—	—	—		12.51	10.8	8,717	1.16		1.71		2.02		81
Class A
2011(b)	$13.18	$(0.07)	$4.45	$4.38	—	—	$0.00	(c)	$17.56	33.2%	$5,905	(0.92)	%(d)	1.75%	(d)(e)	2.03	%(d)	13%
2010	11.47	(0.13)	1.84	1.71	—	—	0.00	(c)	13.18	14.9	3,509	(1.06)		1.75	(e)	2.24		28
2009	11.88	(0.09)	(0.32)	(0.41)	—	—	—		11.47	(3.5)	2,200	(0.98)		1.75	(e)	3.05		55
2008	14.89	(0.06)	(2.95)	(3.01)	—	—	—		11.88	(20.2)	703	(0.49)		1.83	(e)	2.87		123
2007	12.45	(0.09)	2.67	2.58	$(0.14)	$(0.14)	—		14.89	20.9	778	(0.62)		1.96		2.49		90
2006	11.25	0.13	1.07	1.20	—	—	—		12.45	10.7	403	1.04		1.96		2.27		81
Class B
2011(b)	$12.58	$(0.11)	$4.25	$4.14	—	—	$0.00	(c)	$16.72	32.9%	$8	(1.43)	%(d)	2.25%	(d)(e)	2.53	%(d)	13%
2010	11.01	(0.19)	1.76	1.57	—	—	0.00	(c)	12.58	14.3	6	(1.56)		2.25	(e)	2.74		28
2009	11.46	(0.12)	(0.33)	(0.45)	—	—	—		11.01	(3.9)	5	(1.43)		2.25	(e)	3.55		55
2008	14.44	(0.12)	(2.86)	(2.98)	—	—	—		11.46	(20.6)	5	(0.97)		2.33	(e)	3.37		123
2007	12.03	(0.15)	2.60	2.45	$(0.04)	$(0.04)	—		14.44	20.4	7	(1.05)		2.46		2.99		90
2006	10.93	0.05	1.05	1.10	—	—	—		12.03	10.1	6	0.44		2.46		2.77		81
Class C
2011(b)	$12.47	$(0.11)	$4.22	$4.11	—	—	$0.00	(c)	$16.58	33.0%	$4,200	(1.45)	%(d)	2.25%	(d)(e)	2.53	%(d)	13%
2010	10.91	(0.18)	1.74	1.56	—	—	0.00	(c)	12.47	14.3	911	(1.55)		2.25	(e)	2.74		28
2009	11.36	(0.12)	(0.33)	(0.45)	—	—	—		10.91	(4.0)	345	(1.43)		2.25	(e)	3.55		55
2008	14.31	(0.12)	(2.83)	(2.95)	—	—	—		11.36	(20.6)	196	(0.94)		2.33	(e)	3.37		123
2007	11.97	(0.14)	2.57	2.43	$(0.09)	$(0.09)	—		14.31	20.4	298	(1.04)		2.46		2.99		90
2006	10.87	0.09	1.01	1.10	—	—	—		11.97	10.1	238	0.74		2.46		2.77		81
Class I
2011(b)	$13.45	$(0.03)	$4.54	$4.51	—	—	$0.00	(c)	$17.96	33.5%	$837	(0.41)	%(d)	1.25%	(d)(e)	1.53	%(d)	13%
2010	11.65	(0.08)	1.88	1.80	—	—	0.00	(c)	13.45	15.5	1,123	(0.59)		1.25	(e)	1.74		28
2009	12.00	(0.04)	(0.31)	(0.35)	—	—	—		11.65	(2.9)	306	(0.47)		1.25	(e)	2.55		55
2008(f)	12.92	(0.01)	(0.91)	(0.92)	—	—	—		12.00	(7.1)	165	(0.06	)(d)	1.36	(d)(e)	2.40	(d)	123

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††	The ratios do not include a reduction for custodian fee credits on cash balances maintained with the custodian (“Custodian Fee Credits”). Including such Custodian Fee Credits, the ratios for the years ended September 30, 2009, 2008, 2007, and 2006 would have been 1.50%, 1.51%, 1.50%, and 1.50% (Class AAA), 1.75%, 1.76%, 1.75%, and 1.75% (Class A), 2.25%, 2.26%, 2.25%, and 2.25% (Class B and Class C), and 1.25% and 1.26% (Class I) respectively. For the six months ended March 31, 2011 and the year ended September 30, 2010, there were no Custodian Fee Credits.

†††	The ratios do not include a reduction for Custodian Fee Credits. Including such Custodian Fee Credits, the ratios for the years ended September 30, 2009, 2008, 2007, and 2006 would have been 2.80%, 2.55%, 2.03%, and 1.81% (Class AAA), 3.05%, 2.80%, 2.28%, and 2.06%,(Class A), 3.55%, 3.30%, 2.78%, and 2.56% (Class B and Class C), and 2.55% and 2.30% (Class I), respectively. For the six months ended March 31, 2011 and the year ended September 30, 2010, there were no Custodian Fee Credits.

(a)	Per share data is calculated using the average shares outstanding method.

(b)	For the six months ended March 31, 2011, unaudited.

(c)	Amount represents less than $0.005 per share.

(d)	Annualized.

(e)	The Fund incurred interest expense of $682 during the year ended September 30, 2008. A portion of this interest expense was paid for by prior years Custodian Fee Credits. The impact to the ratios of operating expenses to the average net assets was minimal. If interest expense had not been incurred, the ratio of operating expenses to the average net assets would have been 1.50% (Class AAA), 1.75% (Class A), 2.25% (Class B and Class C), and 1.25% (Class I), respectively. For the six months ended March 31, 2011 and the years ended September 30, 2010 and 2009 the effect of interest expense was minimal.

(f)	From the commencement of offering Class I Shares on January 11, 2008 through September 30, 2008.
See accompanying notes to financial statements.

GAMCO Westwood Funds
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders									Ratios to Average Net Assets/Supplemental Data
			Net													Operating		Operating
			Realized and								Net		Net			Expenses		Expenses
	Net Asset		Unrealized	Total		Net					Asset		Assets,			Net of		Before
	Value,	Net	Gain	From	Net	Realized					Value,		End of	Net		Waivers/		Waivers/		Portfolio
Period Ended	Beginning	Investment	(Loss) on	Investment	Investment	Gain on	Return of	Total	Redemption		End of	Total	Period	Investment		Reimburse-		Reimburse-		Turnover
September 30	of Period	Income(a)	Investments	Operations	Income	Investments	Capital	Distributions	Fees(a)		Period	Return†	(in 000’s)	Income		ments†† (b)		ments†††		Rate
Income Fund
Class AAA
2011(c)	$7.53	$0.05	$1.00	$1.05	$(0.05)	—	—	$(0.05)	$0.00	(d)	$8.53	14.0%	$5,172	1.27	%(e)	1.67	%(e)	2.94	%(e)	11%
2010	6.96	0.13	0.56	0.69	(0.12)	—	—	(0.12)	—		7.53	9.9	4,822	1.73		1.50		3.19		10
2009	7.85	0.16	(0.85)	(0.69)	(0.18)	—	$(0.02)	(0.20)	—		6.96	(8.1)	4,869	2.57		1.63		3.06		14
2008	10.21	0.26	(2.05)	(1.79)	(0.34)	$(0.21)	(0.02)	(0.57)	—		7.85	(18.2)	7,285	2.83		1.58		2.48		28
2007	12.04	0.50	0.59	1.09	(0.47)	(2.45)	—	(2.92)	—		10.21	10.0	17,871	4.65		1.76		2.20		64
2006	16.53	0.55	(0.31)	0.24	(0.40)	(4.33)	—	(4.73)	—		12.04	3.4	12,054	4.36		1.65		2.02		141
Class A
2011(c)	$7.79	$0.04	$1.04	$1.08	$(0.04)	—	—	$(0.04)	$0.00	(d)	$8.83	13.9%	$47	1.07	%(e)	1.79	%(e)	3.24	%(e)	11%
2010	7.20	0.10	0.59	0.69	(0.10)	—	—	(0.10)	—		7.79	9.7	341	1.29		1.75		3.44		10
2009	8.12	0.08	(0.81)	(0.73)	(0.17)	—	$(0.02)	(0.19)	—		7.20	(8.4)	77	1.28		1.88		3.31		14
2008	10.54	0.24	(2.11)	(1.87)	(0.32)	$(0.21)	(0.02)	(0.55)	—		8.12	(18.3)	51	2.53		1.83		2.73		28
2007	12.34	0.50	0.59	1.09	(0.44)	(2.45)	—	(2.89)	—		10.54	9.7	80	4.45		2.01		2.45		64
2006	16.76	0.54	(0.32)	0.22	(0.31)	(4.33)	—	(4.64)	—		12.34	3.2	97	4.21		1.90		2.27		141
Class C
2011(c)	$8.36	$0.02	$1.11	$1.13	$(0.02)	—	—	$(0.02)	$0.00	(d)	$9.47	13.5%	$102	0.52	%(e)	2.42	%(e)	3.69	%(e)	11%
2010	7.70	0.08	0.62	0.70	(0.04)	—	—	(0.04)	—		8.36	9.1	97	1.04		2.25		3.94		10
2009	8.65	0.11	(0.91)	(0.80)	(0.13)	—	$(0.02)	(0.15)	—		7.70	(8.8)	261	1.68		2.38		3.81		14
2008	11.22	0.20	(2.26)	(2.06)	(0.28)	$(0.21)	(0.02)	(0.51)	—		8.65	(18.8)	319	1.99		2.33		3.23		28
2007	12.98	0.38	0.71	1.09	(0.40)	(2.45)	—	(2.85)	—		11.22	9.1	397	3.35		2.51		2.94		64
2006	17.26	0.50	(0.32)	0.18	(0.13)	(4.33)	—	(4.46)	—		12.98	2.8	16	3.71		2.40		2.77		141
Class I
2011(c)	$7.53	$0.06	$1.01	$1.07	$(0.06)	—	—	$(0.06)	$0.00	(d)	$8.54	14.3%	$72	1.49	%(e)	1.43	%(e)	2.69	%(e)	11%
2010	6.97	0.14	0.56	0.70	(0.14)	—	—	(0.14)	—		7.53	10.1	54	1.97		1.25		2.94		10
2009	7.85	0.19	(0.85)	(0.66)	(0.20)	—	$(0.02)	(0.22)	—		6.97	(7.8)	59	3.13		1.38		2.81		14
2008(f)	9.14	0.18	(1.18)	(1.00)	(0.27)	—	(0.02)	(0.29)	—		7.85	(11.2)	118	2.82	(e)	1.36	(e)	2.26	(e)	28

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††	The ratios do not include a reduction for custodian fee credits on cash balances maintained with the custodian (“Custodian Fee Credits”). Including such Custodian Fee Credits, the ratios for the years ended September 30, 2009, 2008, 2007, and 2006 would have been 1.50%, 1.51%, 1.50%, and 1.50% (Class AAA), 1.75%, 1.76%, 1.75%, and 1.75% (Class A), 2.25%, 2.26%, 2.25%, and 2.25% (Class C), and 1.25% and 1.26% (Class I) respectively. For the six months ended March 31, 2011 and the year ended September 30, 2010, there were no Custodian Fee Credits.

†††	The ratios do not include a reduction for Custodian Fee Credits. Including such Custodian Fee Credits, the ratios for the years ended September 30, 2009, 2008, 2007, and 2006 would have been 2.93%, 2.41%, 1.94%, and 1.87% (Class AAA), 3.18%, 2.66%, 2.19%, and 2.12% (Class A), 3.68%, 3.16%, 2.68%, and 2.62% (Class C), and 2.68% and 2.16% (Class I), respectively. For the six months ended March 31, 2011 and the year ended September 30, 2010, there were no Custodian Fee Credits.

(a)	Per share data is calculated using the average shares outstanding method.

(b)	The Fund incurred interest expense of $1,169 and $4,188 during the years ended September 30, 2009 and September 30, 2008, respectively. All of the interest expense for 2009 and a portion of this interest expense in 2008 was paid for by prior years custodian fee credits. This would impact the ratios of operating expenses to the average net assets by 0.02% and 0.03% for all Classes, respectively. If interest expense had not been incurred, the ratios of operating expenses to the average net assets would have been 1.48% and 1.50% Class AAA), 1.73 and 1.75% (Class A), 2.23% and 2.25% (Class C), and 1.23% and 1.25% (Class I), respectively. For the six months ended March 31, 2011 and the years ended September 30, 2010 and 2007, the effect of interest expense was minimal. For the year ended September 30, 2006, there was no interest expense.

(c)	For the six months ended March 31, 2011, unaudited.

(d)	Amount represents less than $0.005 per share.

(e)	Annualized.

(f)	From the commencement of offering Class I Shares on January 11, 2008 through September 30, 2008.
See accompanying notes to financial statements.

GAMCO Westwood Funds
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions to Shareholders						Ratios to Average Net Assets/Supplemental Data
				Net
				Realized
	Net Asset	Net		and	Total				Net		Net Assets,	Net
	Value,	Investment		Unrealized	From	Net	Net Realized		Asset Value,		End of	Investment				Portfolio
Period Ended	Beginning	Income		Gain (Loss) on	Investment	Investment	Gain on	Total	End of	Total	Period	Income		Operating		Turnover
September 30	of Period	(Loss)(a)		Investments	Operations	Income	Investments	Distributions	Period	Return†	(in 000’s)	(Loss)		Expenses††		Rate
Equity Fund
Class AAA
2011(b)	$8.17	$0.03		$1.36	$1.39	$(0.05)	—	$(0.05)	$9.51	17.1%	$106,419	0.66	%(c)	1.57%	(c)(d)	21%
2010	7.72	0.04		0.48	0.52	(0.07)	—	(0.07)	8.17	6.8	99,986	0.55		1.56	(d)	52
2009	9.21	0.08		(1.48)	(1.40)	(0.09)	—	(0.09)	7.72	(15.2)	132,314	1.21		1.59	(d)	111
2008	12.63	0.08		(1.87)	(1.79)	(0.05)	$(1.58)	(1.63)	9.21	(16.0)	167,946	0.73		1.49		71
2007	12.51	0.04		2.15	2.19	(0.05)	(2.02)	(2.07)	12.63	19.7	189,913	0.37		1.52		58
2006	11.08	0.06		1.42	1.48	(0.05)	—	(0.05)	12.51	13.4	169,404	0.55		1.54		73
Class A
2011(b)	$8.13	$0.02		$1.35	$1.37	$(0.02)	—	$(0.02)	$9.48	16.9%	$5,425	0.38	%(c)	1.82%	(c)(d)	21%
2010	7.69	0.02		0.48	0.50	(0.06)	—	(0.06)	8.13	6.5	6,616	0.31		1.81	(d)	52
2009	9.11	0.06		(1.43)	(1.37)	(0.05)	—	(0.05)	7.69	(15.0)	6,131	0.89		1.84	(d)	111
2008	12.57	0.05		(1.89)	(1.84)	(0.04)	$(1.58)	(1.62)	9.11	(16.6)	5,079	0.47		1.74		71
2007	12.45	0.01		2.15	2.16	(0.02)	(2.02)	(2.04)	12.57	19.5	3,527	0.12		1.77		58
2006	11.05	0.03		1.41	1.44	(0.04)	—	(0.04)	12.45	13.1	2,780	0.27		1.79		73
Class C
2011(b)	$7.91	$(0.00	)(e)	$1.33	$1.33	—	—	—	$9.24	16.8%	$1,042	(0.09)	%(c)	2.32%	(c)(d)	21%
2010	7.49	(0.02)		0.46	0.44	$(0.02)	—	$(0.02)	7.91	5.9	999	(0.19)		2.31	(d)	52
2009	8.95	0.02		(1.44)	(1.42)	(0.04)	—	(0.04)	7.49	(15.8)	1,067	0.37		2.34	(d)	111
2008	12.36	(0.00	)(e)	(1.83)	(1.83)	—	$(1.58)	(1.58)	8.95	(16.7)	736	(0.02)		2.24		71
2007	12.31	(0.05)		2.12	2.07	—	(2.02)	(2.02)	12.36	18.8	320	(0.39)		2.27		58
2006	10.97	(0.03)		1.40	1.37	(0.03)	—	(0.03)	12.31	12.6	316	(0.28)		2.29		73
Class I
2011(b)	$8.19	$0.04		$1.36	$1.40	$(0.07)	—	$(0.07)	$9.52	17.3%	$936	0.89	%(c)	1.32%	(c)(d)	21%
2010	7.73	0.06		0.49	0.55	(0.09)	—	(0.09)	8.19	7.1	1,043	0.81		1.31	(d)	52
2009	9.23	0.10		(1.49)	(1.39)	(0.11)	—	(0.11)	7.73	(15.0)	691	1.44		1.34	(d)	111
2008(f)	10.35	0.07		(1.19)	(1.12)	—	—	—	9.23	(10.8)	797	1.00	(c)	1.24	(c)	71

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††	The ratios do not include a reduction for custodian fee credits on cash balances maintained with the custodian (“Custodian Fee Credits”). Including such Custodian Fee Credits, the ratios for the six months ended March 31, 2011 and the years ended September 30, 2010, 2009, 2008, 2007, and 2006 would have been 1.55%, 1.54%, 1.57%, 1.47%, 1.47%, and 1.50%, (Class AAA), 1.80%, 1.79%, 1.82%, 1.72%, 1.72%, and 1.75% (Class A), 2.30%, 2.29%, 2.32%, 2.22%, 2.22%, and 2.25% (Class C), and 1.30%, 1.29%, 1.32% and 1.22% (Class I), respectively.

(a)	Per share data is calculated using the average shares outstanding method.

(b)	For the six months ended March 31, 2011, unaudited.

(c)	Annualized.

(d)	The Fund incurred interest expense of $205, $1,854, and $106 during the six months ended March 31, 2011 and years ended September 30, 2010 and 2009, respectively. This interest expense was paid for by prior years custodian fee credits. The effect of interest expense was minimal.

(e)	Amount represents less than $0.005 per share.

(f)	From the commencement of offering Class I Shares on January 11, 2008 through September 30, 2008.
See accompanying notes to financial statements.

GAMCO Westwood Funds
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders						Ratios to Average Net Assets/Supplemental Data
			Net
			Realized
	Net Asset		and	Total				Net		Net Assets,
	Value,	Net	Unrealized	From	Net	Net Realized		Asset Value,		End of	Net				Portfolio
Period Ended	Beginning	Investment	Gain (Loss) on	Investment	Investment	Gain on	Total	End of	Total	Period	Investment		Operating		Turnover
September 30	of Period	Income(a)	Investments	Operations	Income	Investments	Distributions	Period	Return†	(in 000’s)	Income		Expenses††		Rate
Balanced Fund
Class AAA
2011(b)	$10.13	$0.08	$0.93	$1.01	$(0.08)	—	$(0.08)	$11.06	10.0%	$106,398	1.49	%(c)	1.26	%(c)	13%
2010	9.65	0.14	0.49	0.63	(0.15)	—	(0.15)	10.13	6.5	106,782	1.45		1.26		33
2009	10.47	0.17	(0.77)	(0.60)	(0.17)	$(0.05)	(0.22)	9.65	(5.6)	123,323	1.86		1.27		89
2008	12.58	0.21	(1.17)	(0.96)	(0.22)	(0.93)	(1.15)	10.47	(8.4)	138,174	1.83		1.23		60
2007	12.82	0.22	1.36	1.58	(0.21)	(1.61)	(1.82)	12.58	13.6	152,185	1.76		1.27		46
2006	12.74	0.22	0.95	1.17	(0.24)	(0.85)	(1.09)	12.82	9.8	145,028	1.78		1.32		68
Class A
2011(b)	$10.17	$0.07	$0.93	$1.00	$(0.07)	—	$(0.07)	$11.10	9.8%	$4,972	1.25	%(c)	1.51	%(c)	13%
2010	9.69	0.12	0.48	0.60	(0.12)	—	(0.12)	10.17	6.2	5,136	1.20		1.51		33
2009	10.51	0.14	(0.76)	(0.62)	(0.15)	$(0.05)	(0.20)	9.69	(5.8)	5,995	1.61		1.52		89
2008	12.63	0.18	(1.18)	(1.00)	(0.19)	(0.93)	(1.12)	10.51	(8.7)	5,639	1.56		1.48		60
2007	12.87	0.19	1.36	1.55	(0.18)	(1.61)	(1.79)	12.63	13.3	5,519	1.51		1.52		46
2006	12.74	0.19	0.95	1.14	(0.16)	(0.85)	(1.01)	12.87	9.5	5,596	1.53		1.57		68
Class B
2011(b)	$10.25	$0.04	$0.94	$0.98	$(0.03)	—	$(0.03)	$11.20	9.6%	$42	0.69	%(c)	2.01	%(c)	13%
2010	9.77	0.07	0.48	0.55	(0.07)	—	(0.07)	10.25	5.7	82	0.69		2.01		33
2009	10.60	0.10	(0.78)	(0.68)	(0.10)	$(0.05)	(0.15)	9.77	(6.3)	105	1.13		2.02		89
2008	12.72	0.13	(1.20)	(1.07)	(0.12)	(0.93)	(1.05)	10.60	(9.1)	125	1.10		1.98		60
2007	12.95	0.13	1.37	1.50	(0.12)	(1.61)	(1.73)	12.72	12.7	194	1.02		2.02		46
2006	12.76	0.13	0.95	1.08	(0.04)	(0.85)	(0.89)	12.95	9.0	141	1.02		2.07		68
Class C
2011(b)	$10.26	$0.04	$0.95	$0.99	$(0.04)	—	$(0.04)	$11.21	9.7%	$5,053	0.74	%(c)	2.01	%(c)	13%
2010	9.78	0.07	0.48	0.55	(0.07)	—	(0.07)	10.26	5.7	4,975	0.70		2.01		33
2009	10.61	0.10	(0.77)	(0.67)	(0.11)	$(0.05)	(0.16)	9.78	(6.2)	4,859	1.06		2.02		89
2008	12.74	0.12	(1.19)	(1.07)	(0.13)	(0.93)	(1.06)	10.61	(9.1)	1,389	1.05		1.98		60
2007	12.97	0.13	1.37	1.50	(0.12)	(1.61)	(1.73)	12.74	12.7	1,003	1.01		2.02		46
2006	12.78	0.13	0.95	1.08	(0.04)	(0.85)	(0.89)	12.97	9.0	946	1.02		2.07		68
Class I
2011(b)	$10.12	$0.09	$0.93	$1.02	$(0.09)	—	$(0.09)	$11.05	10.2%	$1,773	1.74	%(c)	1.01	%(c)	13%
2010	9.64	0.17	0.48	0.65	(0.17)	—	(0.17)	10.12	6.8	1,769	1.70		1.01		33
2009	10.46	0.19	(0.77)	(0.58)	(0.19)	$(0.05)	(0.24)	9.64	(5.3)	1,451	2.07		1.02		89
2008(d)	11.33	0.17	(0.87)	(0.70)	(0.17)	—	(0.17)	10.46	(6.2)	1,490	2.14	(c)	0.98	(c)	60

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††	The ratios do not include a reduction for custodian fee credits on cash balances maintained with the custodian (“Custodian Fee Credits”). Including such Custodian Fee Credits, the ratios for the six months ended March 31, 2011 and the years ended September 30, 2010, 2009, 2008, 2007, and 2006 would have been 1.24%, 1.24%, 1.25%, 1.21%, 1.19%, and 1.27% (Class AAA), 1.49%, 1.49%, 1.50%, 1.46%, 1.44%, and 1.52% (Class A), 1.99%, 1.99%, 2.00%, 1.96%, 1.94%, and 2.02% (Class B and Class C), and 0.99%, 0.99%, 1.00%, and 0.96% (Class I), respectively.

(a)	Per share data is calculated using the average shares outstanding method.

(b)	For the six months ended March 31, 2011, unaudited.

(c)	Annualized.

(d)	From the commencement of offering Class I Shares on January 11, 2008 through September 30, 2008.
See accompanying notes to financial statements.

GAMCO Westwood Funds
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders						Ratios to Average Net Assets /Supplemental Data
													Operating		Operating
			Net					Net		Net			Expenses		Expenses
	Net Asset		Realized and	Total		Net		Asset		Assets,			Net of		Before
	Value,	Net	Unrealized	From	Net	Realized		Value,		End of	Net		Waivers/		Waivers/		Portfolio
Period Ended	Beginning	Investment	Gain (Loss) on	Investment	Investment	Gain on	Total	End of	Total	Period	Investment		Reimburse-		Reimburse-		Turnover
September 30	of Period	Income (a)	Investments	Operations	Income	Investments	Distributions	Period	Return†	(in 000’s)	Income		ments††		ments†††		Rate
Intermediate Bond Fund
Class AAA
2011(b)	$11.90	$0.14	$(0.28)	$(0.14)	$(0.14)	$(0.02)	$(0.16)	$11.60	(1.2)%	$15,096	2.38	%(c)	1.00	%(c)	1.45	%(c)	0%
2010	11.52	0.27	0.46	0.73	(0.27)	(0.08)	(0.35)	11.90	6.5	17,038	2.32		1.02		1.49		14
2009	10.84	0.28	0.68	0.96	(0.28)	—	(0.28)	11.52	9.0	13,949	2.51		1.04		1.58		18
2008	10.80	0.36	0.04	0.40	(0.36)	—	(0.36)	10.84	3.7	10,498	3.23		1.07		1.76		32
2007	10.81	0.40	0.00 (d)	0.40	(0.41)	—	(0.41)	10.80	3.7	9,413	3.73		1.10		1.64		20
2006	10.93	0.39	(0.11)	0.28	(0.39)	(0.01)	(0.40)	10.81	2.7	9,917	3.65		1.06		1.53		35
Class A
2011(b)	$11.90	$0.13	$(0.28)	$(0.15)	$(0.13)	$(0.02)	$(0.15)	$11.60	(1.2)%	$530	2.30	%(c)	1.10	%(c)	1.55	%(c)	0%
2010	11.51	0.26	0.47	0.73	(0.26)	(0.08)	(0.34)	11.90	6.4	487	2.23		1.12		1.59		14
2009	10.84	0.27	0.67	0.94	(0.27)	—	(0.27)	11.51	8.7	523	2.40		1.14		1.68		18
2008	10.80	0.34	0.05	0.39	(0.35)	—	(0.35)	10.84	3.6	101	3.09		1.17		1.86		32
2007	10.81	0.39	0.00 (d)	0.39	(0.40)	—	(0.40)	10.80	3.7	69	3.64		1.20		1.74		20
2006	10.93	0.39	(0.12)	0.27	(0.38)	(0.01)	(0.39)	10.81	2.6	92	3.59		1.16		1.63		35
Class B
2011(b)	$11.90	$0.09	$(0.27)	$(0.18)	$(0.10)	$(0.02)	$(0.12)	$11.60	(1.6)%	$30	1.62	%(c)	1.75	%(c)	2.20	%(c)	0%
2010	11.51	0.18	0.47	0.65	(0.18)	(0.08)	(0.26)	11.90	5.8	38	1.59		1.77		2.24		14
2009	10.84	0.20	0.67	0.87	(0.20)	—	(0.20)	11.51	8.0	130	1.77		1.79		2.33		18
2008	10.80	0.28	0.03	0.31	(0.27)	—	(0.27)	10.84	2.9	48	2.53		1.82		2.51		32
2007	10.81	0.32	0.00 (d)	0.32	(0.33)	—	(0.33)	10.80	3.0	93	2.97		1.85		2.39		20
2006	10.93	0.31	(0.11)	0.20	(0.31)	(0.01)	(0.32)	10.81	2.0	282	2.87		1.81		2.28		35
Class C
2011(b)	$11.32	$0.09	$(0.27)	$(0.18)	$(0.09)	$(0.02)	$(0.11)	$11.03	(1.6)%	$564	1.55	%(c)	1.75	%(c)	2.20	%(c)	0%
2010	10.96	0.17	0.44	0.61	(0.17)	(0.08)	(0.25)	11.32	5.7	1,716	1.50		1.77		2.24		14
2009	10.31	0.19	0.65	0.84	(0.19)	—	(0.19)	10.96	8.3	582	1.76		1.79		2.33		18
2008	10.28	0.24	0.05	0.29	(0.26)	—	(0.26)	10.31	2.8	478	2.29		1.82		2.51		32
2007	10.31	0.40	0.09	0.49	(0.52)	—	(0.52)	10.28	4.8	15	3.96		1.85		2.39		20
2006	10.82	0.32	(0.36)	(0.04)	(0.46)	(0.01)	(0.47)	10.31	(0.3)	0.1	3.08		1.81		2.28		35
Class I
2011(b)	$11.91	$0.15	$(0.28)	$(0.13)	$(0.15)	$(0.02)	$(0.17)	$11.61	(1.1)%	$123	2.60	%(c)	0.75	%(c)	1.20	%(c)	0%
2010	11.52	0.30	0.47	0.77	(0.30)	(0.08)	(0.38)	11.91	6.8	125	2.58		0.77		1.24		14
2009	10.85	0.31	0.67	0.98	(0.31)	—	(0.31)	11.52	9.1	322	2.75		0.79		1.33		18
2008(e)	11.09	0.28	(0.25)	0.03	(0.27)	—	(0.27)	10.85	0.2	363	3.57	(c)	0.84	(c)	1.53	(c)	32

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††	The ratios do not include a reduction for custodian fee credits on cash balances maintained with the custodian (“Custodian Fee Credits”). Including such Custodian Fee Credits, the ratios for the years ended September 30, 2010, 2009, 2008, 2007 and 2006 would have been 1.00%, 1.00%, 1.00%, 1.00%, and 1.00% (Class AAA), 1.10%, 1.10%, 1.10%, 1.10%, and 1.10% (Class A), 1.75%, 1.75%, 1.75%, 1.75%, and 1.75% (Class B and Class C), and 0.75%, 0.75%, and 0.75% (Class I), respectively. For the six months ended March 31, 2011, there were no Custodian Fee Credits.

†††	The ratios do not include a reduction for Custodian Fee Credits. Including such Custodian Fee Credits, the ratios for the years ended September 30, 2010, 2009, 2008, 2007, and 2006 would have been 1.47%, 1.54%, 1.69%, 1.54%, and 1.47% (Class AAA), 1.57%, 1.64%, 1.79%, 1.64%, and 1.57% (Class A), 2.22%, 2.29%, 2.44%, 2.29%, and 2.22% (Class B and Class C), and 1.22%, 1.29%, and 1.44% (Class I), respectively. For the six months ended March 31, 2011, there were no Custodian Fee Credits.

(a)	Per share data is calculated using the average shares outstanding method.

(b)	For the six months ended March 31, 2011, unaudited.

(c)	Annualized.

(d)	Amount represents less than $0.005 per share.

(e)	From the commencement of offering Class I Shares on January 11, 2008 through September 30, 2008.
See accompanying notes to financial statements.

GAMCO Westwood Funds
Notes to Financial Statements (Unaudited)
1. Organization. The GAMCO Westwood Funds (the “Trust”) was organized as a Massachusetts business trust on June 12, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company and currently consists of six active separate investment portfolios: GAMCO Westwood Mighty MitesSM Fund (“Mighty MitesSM Fund”), GAMCO Westwood SmallCap Equity Fund (“SmallCap Equity Fund”), GAMCO Westwood Income Fund (“Income Fund”), GAMCO Westwood Equity Fund (“Equity Fund”), GAMCO Westwood Balanced Fund (“Balanced Fund”), and GAMCO Westwood Intermediate Bond Fund (“Intermediate Bond Fund”), (individually, a “Fund” and collectively, the “Funds”), each with five classes of shares outstanding except for the Income Fund and Equity Fund with four classes outstanding. Each class of shares outstanding bears the same voting, dividend, liquidation, and other rights and conditions, except that the expenses incurred in the distribution and marketing of such shares are different for each class.
The investment objectives of each Fund are as follows:
•	Mighty MitesSM Fund seeks to provide long-term capital appreciation by investing primarily in micro-capitalization equity securities.
•	SmallCap Equity Fund seeks to provide long-term capital appreciation by investing primarily in smaller capitalization equity securities.
•	Income Fund seeks to provide a high level of current income as well as long-term capital appreciation.

•	Equity Fund seeks to provide capital appreciation. The Equity Fund’s secondary goal is to produce current income.

•	Balanced Fund seeks to provide capital appreciation and current income resulting in a high total investment return consistent with prudent investment risk and a balanced investment approach.
•	Intermediate Bond Fund seeks to maximize total return, while maintaining a level of current income consistent with the maintenance of principal and liquidity.
2. Significant Accounting Policies. The Trust’s financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Teton Advisors, Inc. (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

GAMCO Westwood Funds
Notes to Financial Statements (Continued) (Unaudited)
The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. ); and

•	Level 3 — significant unobservable inputs (including a Fund’s determinations as to the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Funds’ investments in securities by inputs used to value the Funds’ investments as of March 31, 2011 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 3/31/11
MIGHTY MITESSM FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Broadcasting	$19,498,359	—	$0	$19,498,359
Business Services	20,990,809	—	3	20,990,812
Cable	109,000	—	0	109,000
Consumer Products	19,337,648	$1,053	—	19,338,701
Educational Services	7,301,045	—	0	7,301,045
Entertainment	2,297,777	—	82,092	2,379,869
Financial Services	24,672,724	75,000	—	24,747,724
Health Care	51,627,675	—	12,280	51,639,955
Real Estate	5,964,086	77,940	7,550	6,049,576
Other Industries (a)	321,058,539	—	—	321,058,539

Total Common Stocks	472,857,662	153,993	101,925	473,113,580

Preferred Stocks (a)	803,549	—	—	803,549
Convertible Preferred Stocks (a)	—	14,935	—	14,935
Rights (a)	5,674	—	—	5,674
Warrants (a)	—	—	0	0
U.S. Government Obligations	—	198,353,593	—	198,353,593

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$473,666,885	$198,522,521	$101,925	$672,291,331

SMALLCAP EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$28,817,414	—	—	$28,817,414
U.S. Government Obligations	—	$2,149,098	—	2,149,098

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$28,817,414	$2,149,098	—	$30,966,512

INCOME FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$4,652,853	—	—	$4,652,853
Preferred Stocks (a)	457,255	—	—	457,255
Corporate Bonds	—	$250,061	—	250,061

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$5,110,108	$250,061	—	$5,360,169

EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$112,209,912	—	—	$112,209,912
Short-Term Investments (a)	49,204	—	—	49,204

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$112,259,116	—	—	$112,259,116

BALANCED FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$72,251,056	—	—	$72,251,056
Short-Term Investments (a)	4,168,299	—	—	4,168,299
Corporate Bonds	—	$16,724,496	—	16,724,496
U.S. Government Agency Obligations	—	12,775,282	—	12,775,282
U.S. Government Obligations	—	13,464,129	—	13,464,129

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$76,419,355	$42,963,907	—	$119,383,262

GAMCO Westwood Funds
Notes to Financial Statements (Continued) (Unaudited)

	Valuation Inputs (Continued)
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 3/31/11
INTERMEDIATE BOND FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Short-Term Investments (a)	$610,036	—	—	$610,036
Corporate Bonds	—	$6,943,236	—	6,943,236
U.S. Government Agency Obligations	—	4,475,473	—	4,475,473
U.S. Government Obligations	—	4,186,792	—	4,186,792

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$610,036	$15,605,501	—	$16,215,537

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
The Funds did not have significant transfers between Level 1 and Level 2 during the six months ended March 31, 2011.
There were no Level 3 investments held at March 31, 2011 or September 30, 2010 for SmallCap Equity Fund, Income Fund, Equity Fund, Balanced Fund, and Intermediate Bond Fund.
The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

										Net change in
										unrealized
										appreciation/
										depreciation
										during the
										period
				Change in						on Level 3
		Accrued		unrealized			Transfers	Transfers	Balance	investments
	Balance as	discounts/	Realized	appreciation/			into	out of	as of	held
MIGHTY MITESSM FUND	of 9/30/10	(premiums)	gain/(loss)	depreciation†	Purchases	Sales	Level 3 ††	Level 3 ††	3/31/11	at 3/31/11†

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Broadcasting	$1	$—	$—	$(1)	$—	$—	$—	$—	$0	$(1)
Business Services	0	—	—	—	—	—	3	—	3	—
Cable	0	—	—	—	—	—	—	—	0	—
Educational Services	0	—	—	—	—	—	—	—	0	—
Entertainment	82,092	—	—	—	—	—	—	—	82,092	—
Health Care	12,280	—	—	—	—	—	—	—	12,280	—
Real Estate	1,413	—	—	6,137	—	—	—	—	7,550	6,137
Telecommunications	10	—	(3)	(7)	—	(0)	—	—	—	—

Total Common Stocks	95,796	—	(3)	6,129	—	(0)	3	—	101,925	6,136

Warrants:
Broadcasting	—	—	—	—	—	—	0	—	0	—

TOTAL INVESTMENTS IN SECURITIES	$95,796	$—	$(3)	$6,129	$—	$(0)	$3	$—	$101,925	$6,136

†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.

††	The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.
In January 2010, the Financial Accounting Standards Board (“FASB”) issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). FASB also clarified existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years. Management has adopted the amended guidance and determined that there was no material impact to the Funds’ financial statements except for additional disclosures made in the notes. Disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the impact of the additional disclosure requirements on the Funds’ financial statements.

GAMCO Westwood Funds
Notes to Financial Statements (Continued) (Unaudited)
Securities Sold Short. The Mighty MitesSM Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Mighty MitesSM Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Mighty MitesSM Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Mighty MitesSM Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Mighty MitesSM Fund on the ex-dividend date and interest expense is recorded on the accrual basis. At March 31, 2011, there were no short sales outstanding for the Mighty MitesSM Fund.
Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities. The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.
Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.
Restricted and Illiquid Securities. Each Fund may invest up to 10% (except for the Mighty MitesSM Fund, SmallCap Equity Fund, and Income Fund which may invest up to 15%) of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted and illiquid securities the Mighty MitesSM Fund held as of March 31, 2011, refer to its Schedule of Investments.
Investments in other Investment Companies. All Funds may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the “Acquired Funds”) in accordance with the 1940 Act and related rules. Shareholders in these Funds would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended March 31, 2011, the Mighty MitesSM Fund’s, Equity Fund’s, Balanced Fund’s, and Intermediate Bond Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point for each of these four funds. During the six months ended March 31, 2011, the Income Fund and SmallCap Equity Fund held no investments in other investment companies.
Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as a Fund becomes aware of such dividends.

GAMCO Westwood Funds
Notes to Financial Statements (Continued) (Unaudited)
Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the net asset value (“NAV”) per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.
Custodian Fee Credits and Interest Expense. When cash balances are maintained in a Fund’s custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under each custody arrangement are included in custodian fees in the Statements of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, a Fund is charged an overdraft fee equal to 90% of the current Treasury Bill rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statements of Operations.
Currently included in the Statements of Operations as of March 31, 2011 are custodian fee expense and interest expense that were paid for by prior year custodian fee credits as follows:

	Mighty	SmallCap				Intermediate
	MitesSM	Equity	Income	Equity	Balanced	Bond
	Fund	Fund	Fund	Fund	Fund	Fund
Expenses paid for by prior year custodian fee credits:
Custodian fee expense	$—	$—	$—	$(10,166)	$—	$—
Interest expense	—	—	—	(205)	(9,735)	—
Distributions to Shareholders. Distributions from net investment income are declared and paid annually for the Mighty MitesSM Fund, SmallCap Equity Fund, and Equity Fund, and quarterly for the Income Fund and Balanced Fund. The Intermediate Bond Fund declares dividends daily and pays those dividends monthly. Distributions of net realized gain on investments are normally declared and paid at least annually by each Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Funds, timing differences, and differing characterizations of distributions made by the Funds. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Funds.
The tax character of distributions paid during the year ended September 30, 2010 was as follows:

	Mighty	SmallCap				Intermediate
	MitesSM	Equity	Income	Equity	Balanced	Bond
	Fund	Fund	Fund	Fund	Fund	Fund
Distributions paid from:
Ordinary income (inclusive of short-term capital gains)	$48,672	$—	$80,504	$1,229,224	$1,819,630	$398,653
Net long-term capitals gains	—	—	—	—	—	113,280

Total distributions paid	$48,672	$—	$80,504	$1,229,224	$1,819,630	$511,933

Provision for Income Taxes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Funds’ net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

GAMCO Westwood Funds
Notes to Financial Statements (Continued) (Unaudited)
The following summarizes capital loss carryforwards and expiration dates for each Fund at September 30, 2010:

	Mighty	SmallCap				Intermediate
	MitesSM	Equity	Income	Equity	Balanced	Bond
	Fund	Fund	Fund	Fund	Fund	Fund
Expiring in Fiscal Year:
2011	—	$4,845,486	—	—	—	—
2012	—	—	—	—	—	—
2013	—	—	—	—	—	—
2014	—	—	—	—	—	—
2015	—	—	—	—	—	—
2016	—	210	—	—	—	—
2017	—	585,663	$1,094,920	$4,107,080	$2,011,631	—
2018	—	—	1,503,324	28,980,997	14,635,639	—
These capital loss carryforwards are available to reduce future required distributions of net capital gains to shareholders.

During the year ended September 30, 2010, the SmallCap Equity Fund utilized capital loss carryforwards of $135,125, and $1,835,749 of capital loss carryforwards expired.
Under the current tax law, capital losses related to securities realized after October 31 and prior to the Funds’ fiscal year end may be treated as occurring on the first day of the following year. For the year ended September 30, 2010, the Income Fund deferred capital losses of $95,748 and the SmallCap Equity Fund deferred currency losses of $8.
The following summarizes the tax cost of investments and the related net unrealized appreciation/depreciation at March 31, 2011:

	Mighty	SmallCap				Intermediate
	MitesSM	Equity	Income	Equity	Balanced	Bond
	Fund	Fund	Fund	Fund	Fund	Fund
Aggregate cost of investments	$538,289,526	$24,006,614	$4,869,745	$94,043,169	$104,265,553	$15,405,006

Gross unrealized appreciation	$145,104,010	$7,455,824	$627,657	$21,240,417	$17,386,694	$869,105
Gross unrealized depreciation	(11,102,205)	(495,926)	(137,233)	(3,024,470)	(2,268,985)	(58,574)

Net unrealized appreciation/depreciation	$134,001,805	$6,959,898	$490,424	$18,215,947	$15,117,709	$810,531

The Funds are required to evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Funds as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended March 31, 2011, the Funds did not incur any income tax, interest, or penalties. As of March 31, 2011, the Adviser has reviewed all open tax years and concluded that there was no impact to the Funds’ net assets or results of operations. Tax years ended September 30, 2007 through September 30, 2010 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Funds’ tax positions to determine if adjustments to this conclusion are necessary.
3. Investment Advisory Agreements and Other Transactions. The Funds have entered into investment advisory agreements (the “Advisory Agreements”) with the Adviser which provide that the Funds will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% for the Mighty MitesSM Fund, SmallCap Equity Fund, Income Fund, and Equity Fund, 0.75% for the Balanced Fund, and 0.60% for the Intermediate Bond Fund, of the value of the Fund’s average daily net assets. In accordance with the Advisory Agreements, the Adviser provides a continuous investment program for the Funds’ portfolios, oversees the administration of all aspects of the Funds’ business and affairs, and pays the compensation of all Officers and Trustees of the Funds who are affiliated persons of the Adviser.
There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets, of the Funds with respect to which the Adviser transferred dispositive and voting control to the Funds’ Proxy Voting Committee. During the six months ended March 31, 2011, the Mighty MitesSM Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities, and the Adviser reduced its fee with respect to such securities by $55,554.

GAMCO Westwood Funds
Notes to Financial Statements (Continued) (Unaudited)
The Adviser has contractually agreed to waive investment advisory fees and/or to reimburse expenses to the SmallCap Equity Fund, Income Fund, and Intermediate Bond Fund, in the event annual expenses of such Funds exceed certain prescribed limits. Such fee waiver/reimbursement arrangement continues until at least January 31, 2012. For the six months ended March 31, 2011, the Adviser waived fees or reimbursed expenses in the amounts of $29,077, $34,420, and $38,081 for the SmallCap Equity Fund, Income Fund, and Intermediate Bond Fund, respectively. In addition, the SmallCap Equity Fund, Income Fund, and Intermediate Bond Fund are obliged to repay the Adviser for a period of two fiscal years following the fiscal year in which the Adviser reimbursed the Funds only to the extent that the operating expenses of the Funds fall below the applicable expense limitation for Class AAA of 1.50%, 1.50%, and 1.00%, respectively, and for Class A of 1.75%, 1.75%, and 1.10%, respectively, and for Class B (for the SmallCap Equity and Intermediate Bond Funds only) and Class C of 2.25%, 2.25%, and 1.75%, respectively, and for Class I of 1.25%, 1.25%, and 0.75%, respectively, of average daily net assets, the annual limitation under the Advisory Agreements. As of March 31, 2011, the cumulative unreimbursed amounts which may be recovered by the Adviser within the next two fiscal years are $198,120, $197,515, and $196,065 for the SmallCap Equity, Income, and Intermediate Bond Funds, respectively.

	For the year	For the year	For the six months
	ended	ended	ended
	September 30, 2009,	September 30, 2010,	March 31, 2011,
	expiring	expiring	expiring
	September 30, 2011	September 30, 2012	September 30, 2013	Total
SmallCap Equity Fund	$98,769	$70,274	$29,077	$198,120
Income Fund	75,817	87,278	34,420	197,515
Intermediate Bond Fund	76,402	81,582	38,081	196,065
The Adviser has a Subadvisory Agreement with Westwood Management Corp. (the “Subadviser”) for the Equity Fund, Balanced Fund, and Intermediate Bond Fund. The Adviser paid the Subadviser out of its advisory fees with respect to these three Funds a fee computed daily and payable monthly, in an amount equal on an annualized basis to the greater of (i) $150,000 per year on an aggregate basis for all applicable Funds or (ii) 35% of the net revenues to the Adviser from the applicable Funds.
The Trust pays each Trustee who is not considered an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended and they are reimbursed by the Trust for any out of pocket expenses incurred in attending meetings, all apportioned among the Funds. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Trustee each receive a $1,000 annual fee. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.
4. Distribution Plan. The Trust’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. (“Gabelli & Co.”), an affiliate of the Adviser, serves as Distributor of the Funds. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Co. at annual rates of 0.25%, 0.50% (for the Intermediate Bond Fund’s Class A Shares at an annual rate of 0.35%), 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.
5. Portfolio Securities. Purchases and sales of securities for the six months ended March 31, 2011, other than short-term securities, are as follows:

	Purchases	Sales	Purchases	Sales
	(excluding U.S.	(excluding U.S.	of U.S.	of U.S.
	Government	Government	Government	Government
	Securities)	Securities)	Securities	Securities
Mighty MitesSM Fund	$149,176,577	$50,369,174	—	$137,000
SmallCap Equity Fund	9,953,171	2,604,377	—	—
Income Fund	591,133	855,946	—	—
Equity Fund	23,400,437	35,825,740	—	—
Balanced Fund	13,388,078	24,544,052	$1,071,462	—
Intermediate Bond Fund	—	—	—	1,604,772

6. Transactions with Affiliates. During the six months ended March 31, 2011, the Mighty MitesSM Fund, and the Income Fund paid brokerage commissions on security trades of $130,112 and $906, respectively, to Gabelli & Co. Additionally, Gabelli & Co. informed the Trust that it retained $74,675 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

GAMCO Westwood Funds
Notes to Financial Statements (Continued) (Unaudited)
The cost of calculating each Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between each Fund and the Adviser. During the six months ended March 31, 2011, the Mighty MitesSM Fund, Equity Fund, and Balanced Fund each paid or accrued $22,500 to the Adviser in connection with the cost of computing these Funds’ NAVs. This expense was not charged during the six months ended March 31, 2011 for the SmallCap Equity Fund, Income Fund, and Intermediate Bond Fund.
7. Shares of Beneficial Interest. The Funds, except for the Income Fund and Equity Fund that no longer offers Class B Shares, offer five classes of shares — Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from Gabelli & Co., through selected broker/dealers, or the transfer agent. Class I Shares are offered through Gabelli & Co. and selected broker/dealers to foundations, endowments, institutions, and employee benefit plans without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 4.00%. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable Class B CDSC is equal to a percentage declining from 5% of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Co. Income Fund’s and Equity Fund’s Class B Shares were fully redeemed on December 1, 2009 and March 1, 2011, respectively and are not available for exchanges from other funds.
The Mighty MitesSM Fund, and, since January 28, 2010, the SmallCap Equity Fund and Income Fund impose a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the respective Fund as an increase in paid-in capital. The redemption fees retained by the Mighty MitesSM Fund during the six months ended March 31, 2011 and the year ended September 30, 2010 amounted to $5,581 and $689, respectively. Redemption fees retained by the SmallCap Equity Fund and Income Fund for the six months ended March 31, 2011 and for the period between January 28, 2010 and September 30, 2010 were $317, $52, $1,751 and $0, respectively. The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

GAMCO Westwood Funds
Notes to Financial Statements (Continued) (Unaudited)
Transactions in shares of beneficial interest were as follows:

	For the Six	For the	For the Six	For the	For the Six	For the
	Months Ended	Year Ended	Months Ended	Year Ended	Months Ended	Year Ended
	March 31, 2011	September 30,	March 31, 2011	September 30,	March 31, 2011	September 30,
	(Unaudited)	2010	(Unaudited)	2010	(Unaudited)	2010
	Mighty MitesSM Fund		SmallCap Equity Fund		Income Fund
Class AAA
Shares sold	10,136,531	8,736,054	432,129	232,247	65,113	61,267
Shares issued upon reinvestment of distributions	445,730	2,532	—	—	3,740	9,616
Shares redeemed	(2,736,554)	(4,793,343)	(119,907)	(214,599)	(102,913)	(129,829)

Net increase/(decrease) in Class AAA Shares	7,845,707	3,945,243	312,222	17,648	(34,060)	(58,946)

Class A
Shares sold	2,557,331	2,583,100	92,816	91,708	1,706	39,505
Shares issued upon reinvestment of distributions	83,026	298	—	—	170	378
Shares redeemed	(767,346)	(686,314)	(22,833)	(17,281)	(40,257)	(6,795)

Net increase/(decrease) in Class A Shares	1,873,011	1,897,084	69,983	74,427	(38,381)	33,088

Class B*
Shares sold	209	—	—	133	—	—
Shares issued upon reinvestment of distributions	146	2	—	—	—	—
Shares redeemed	(2,954)	(3,880)	—	(143)	—	(10)

Net decrease in Class B Shares	(2,599)	(3,878)	—	(10)	—	(10)

Class C
Shares sold	2,806,813	1,898,393	184,823	50,161	108	1,464
Shares issued upon reinvestment of distributions	71,039	237	—	—	17	63
Shares redeemed	(255,832)	(213,750)	(4,567)	(8,735)	(968)	(23,854)

Net increase/(decrease) in Class C Shares	2,622,020	1,684,880	180,256	41,426	(843)	(22,327)

Class I
Shares sold	1,439,642	740,998	19,571	109,191	1,166	1,883
Shares issued upon reinvestment of distributions	25,751	131	—	—	51	106
Shares redeemed	(326,228)	(195,587)	(56,487)	(51,916)	(35)	(3,172)

Net increase/(decrease) in Class I Shares	1,139,165	545,542	(36,916)	57,275	1,182	(1,183)

	Equity Fund		Balanced Fund		Intermediate Bond Fund
Class AAA
Shares sold	425,463	1,629,832	606,757	1,229,228	136,937	408,397
Shares issued upon reinvestment of distributions	65,103	137,019	72,870	162,237	12,021	28,200
Shares redeemed	(1,545,228)	(6,668,783)	(1,600,427)	(3,632,606)	(278,980)	(216,571)

Net increase/(decrease) in Class AAA Shares	(1,054,662)	(4,901,932)	(920,800)	(2,241,141)	(130,022)	220,026

Class A
Shares sold	50,017	147,529	9,797	21,197	15,380	24,621
Shares issued upon reinvestment of distributions	1,876	5,445	2,574	5,985	415	936
Shares redeemed	(293,688)	(136,675)	(69,620)	(141,135)	(10,997)	(30,124)

Net increase/(decrease) in Class A Shares	(241,795)	16,299	(57,249)	(113,953)	4,798	(4,567)

Class B**
Shares sold	—	—	—	1,335	—	—
Shares issued upon reinvestment of distributions	—	2	12	42	21	104
Shares redeemed	(791)	(11)	(4,239)	(4,101)	(636)	(8,155)

Net decrease in Class B Shares	(791)	(9)	(4,227)	(2,724)	(615)	(8,051)

Class C
Shares sold	6,005	21,984	30,804	109,432	14,570	141,211
Shares issued upon reinvestment of distributions	—	403	1,228	2,454	676	1,543
Shares redeemed	(19,466)	(38,560)	(65,837)	(124,274)	(115,662)	(44,256)

Net increase/(decrease) in Class C Shares	(13,461)	(16,173)	(33,805)	(12,388)	(100,416)	98,498

Class I
Shares sold	8,256	78,474	26,732	89,745	7,361	12,158
Shares issued upon reinvestment of distributions	916	955	1,411	2,755	198	373
Shares redeemed	(38,198)	(41,387)	(42,411)	(68,243)	(7,468)	(29,971)

Net increase/(decrease) in Class I Shares	(29,026)	38,042	(14,268)	24,257	91	(17,440)

*	Income Fund’s Class B Shares were fully redeemed on December 1, 2009.

**	Equity Fund’s Class B Shares were fully redeemed on March 1, 2011.

GAMCO Westwood Funds
Notes to Financial Statements (Continued) (Unaudited)
8. Transactions in Securities of Affiliated Issuers. The 1940 Act defines affiliated issuers as those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Mighty MitesSM Fund’s transactions in the securities of these issuers during the six months ended March 31, 2011 is set forth below:

							Percent
					Net Change In	Value at	Owned of
	Beginning	Shares	Ending	Dividend	Unrealized	March 31,	Shares
	Shares	Purchased	Shares	Income	Appreciation	2011	Outstanding

Beasley Broadcast Group Inc., Cl. A*	133,400	401,600	535,000	—	$923,594	$3,926,900	8.89%
Corning Natural Gas Corp.**	53,671	—	—	—	—	—	—
Sonesta International Hotels Corp., Cl. A*	161,100	50,373	211,473	$16,350	752,426	4,057,110	5.72%
Tech/Ops Sevcon Inc.	252,300	28,500	280,800	—	131,132	1,585,116	8.36%

Total				$16,350	$1,807,152	$9,569,126

*	Security was not affiliated at September 30, 2010.

**	Security is no longer considered affiliated at March 31, 2011.
9. Indemnifications. The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.
10. Other Matters. On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In the administrative settlement order, the SEC found that the Adviser had willfully violated Section 206(2) of the 1940 Act, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had willfully aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty), approximately $12.8 million of which is in the process of being paid to shareholders of the Global Growth Fund in accordance with a plan developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and acceptable to the staff of the SEC, and agreed to cease and desist from future violations of the above referenced federal securities laws and rule. The SEC order also noted the cooperation that the Adviser had given the staff of the SEC during its inquiry. The settlement did not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Fund, the Global Growth Fund, and other funds in the Gabelli/ GAMCO fund complex. The officer denied the allegations and is continuing in his positions with the Adviser and the funds. The court dismissed certain claims and found that the SEC was not entitled to pursue various remedies against the officer while leaving one remedy in the event the SEC were able to prove violations of law. The court subsequently dismissed without prejudice the remaining remedy against the officer, which allowed the SEC to appeal the court’s rulings. On October 29, 2010 the SEC filed its appeal with the U.S. Court of Appeals for the Second Circuit regarding the lower court’s orders. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Fund or the Adviser or its ability to fulfill its obligations under the Advisory Agreement.
11. Subsequent Events. Management has evaluated the impact on the Funds of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements, other than the following:
Mighty MitesSM  Fund
     At the Trust’s Board meeting on May 25, 2011, the Trustees approved a change in the Mighty MitesSM Fund’s “Principal Investment Strategies” to increase the market capitalization of micro-cap companies from $300 million to $500 million.
Effective June 1, 2011, “The Mighty MitesSM Fund primarily invests in common stocks of smaller companies that have a market capitalization (defined as shares outstanding times current market price) of $500 million or less at the time the Mighty MitesSM Fund’s initial investment”.

GAMCO WESTWOOD FUNDS
GAMCO Westwood Mighty MitesSM Fund
GAMCO Westwood SmallCap Equity Fund
GAMCO Westwood Income Fund
GAMCO Westwood Equity Fund
GAMCO Westwood Balanced Fund
GAMCO Westwood Intermediate Bond Fund
One Corporate Center
Rye, New York 10580-1422
General and Account Information:
800-WESTWOOD [800-937-8966]
fax: 914-921-5118
website: www.tetonadv.com
e-mail: info@tetonadv.com
Board of Trustees

ANTHONY J. COLAVITA	WERNER J. ROEDER, MD
President	Medical Director
Anthony J. Colavita, P. C.	Lawrence Hospital

JAMES P. CONN	SALVATORE J. ZIZZA
Former Chief Investment Officer	Chairman
Financial Security Assurance	Zizza & Co., Ltd.
Holdings Ltd.
Officers

BRUCE N. ALPERT	PETER D. GOLDSTEIN
President and Secretary	Chief Compliance Officer

AGNES MULLADY
Treasurer
Investment Adviser
Teton Advisors, Inc.
Distributor
Gabelli & Company, Inc.
Custodian
The Bank of New York Mellon
Legal Counsel
Paul, Hastings, Janofsky & Walker LLP

We have separated the portfolio managers’ commentaries from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentaries are unrestricted. The financial statements and investment portfolio are mailed separately from the commentaries. Both the commentaries and the financial statements, including the portfolio of investments, will be available on our website at www.tetonadv.com.
This report is submitted for the information of the shareholders of the GAMCO Westwood Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GABWWQ111SR

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant) The GAMCO Westwood Funds

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date 6/6/11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date 6/6/11

By (Signature and Title)*	/s/ Agnes Mullady Agnes Mullady, Principal Financial Officer and Treasurer

Date 6/6/11

*	Print the name and title of each signing officer under his or her signature.